As filed with the Securities and Exchange Commission on July 24, 2007

No. 333-138490
No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4	☒

(Check appropriate box or boxes)

PowerShares Global Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road
Wheaton, IL 60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:
H. Bruce Bond	Stuart M. Strauss
301 West Roosevelt Road	Clifford Chance US LLP
Wheaton, IL 60187	31 West 52nd Street
(Name and Address of Agent for Service)	New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☐ on [date] pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on [date] pursuant to paragraph (a) of Rule 485.

☒ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on [date] pursuant to paragraph (a) of Rule 485.

The information in this Prospectus is not complete and may be changed.  The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion
Preliminary Prospectus dated July 24, 2007

PowerSHARES™ Global
xtf™
xchange traded funds™

POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

PowerShares Emerging Markets Sovereign Debt Portfolio –

PowerShares Aggregate Preferred Portfolio –

PowerShares High Yield USD Bond Portfolio –

PowerShares Investment Grade Corporate Bond Portfolio –

PowerShares Aggregate Bond Portfolio –

PowerShares 1-30 Laddered Treasury Portfolio –

PowerShares 1-20 Laddered Treasury Portfolio –

PowerShares 1-10 Laddered Treasury Portfolio –

PowerShares 1-5 Laddered Treasury Portfolio –

PowerShares Global Exchange-Traded Fund Trust (the “Trust”) is a registered investment company consisting of eighteen separate exchange-traded index funds.  Additional funds may be offered in the future.  This Prospectus relates to nine funds of the Trust, the PowerShares Aggregate Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield USD Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio, PowerShares 1-5 Laddered Treasury Portfolio and PowerShares Aggregate Preferred Portfolio (each a “Fund” and together, the “Funds”).

The Funds have applied to list their shares (the “Shares”) will be listed on the           Stock Exchange.  Market prices for the Shares may be different from their net asset value (“NAV”).  Each Fund will issue and redeem Shares only in large blocks consisting of 100,000 Shares (“Creation Units”).  Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Each representation to the contrary is a criminal offense.

Prospectus dated           , 2007

NOT FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) INSURED.  MAY LOSE
VALUE.  NO BANK GUARANTEE.

i

INTRODUCTION – POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of eighteen separate exchange-traded “index funds.” The investment objective of each of the Funds of the Trust is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index.  This Prospectus relates to the Funds listed on the cover page.  PowerShares Capital Management LLC (the “Adviser”) is the investment adviser for the Funds.

The Funds anticipate that the Shares will be listed on the        Stock Exchange (“      “) at market prices that may differ to some degree from the NAV of the Shares.  Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a “Creation Unit.”  Creation Units are issued and redeemed principally in-kind for securities included in the relevant index.  Except when aggregated in Creation Units, Shares of the Funds are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of fixed-income securities of companies in a specified index.  The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interest in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAV.  The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed, principally in-kind, in Creation Units at each day’s next calculated NAV.  These arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions.  In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions.  These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

POWERSHARES EMERGING MARKETS SOVEREIGN DEBT PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the DB Emerging Market USD Liquid Balanced Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds.  The Fund will normally invest at least 90% of its total assets in the securities that comprise the DB Emerging Market USD Liquid Balanced Index.  The Adviser will seek to match the performance of the DB Emerging Market USD Liquid Balanced Index.  The DB Emerging Market USD Liquid Balanced Index, is a benchmark index that measures potential returns of a theoretical portfolio of liquid emerging markets U.S. dollar-denominated government bonds. Deutsche Bank Securities Inc. (“DB” or the “Index Provider”) selects zero to three securities from each of the 17 emerging market countries set forth below that a) is denominated in U.S. dollars, b) is a sovereign bond, c) has more than three years to maturity, d) has outstanding float of at least $500 million.  As of        , 2007, the DB Emerging Market USD Liquid Balanced Index included bonds with a total float of between $     million and $      billion issued by Mexico, Panama, Peru, Uruguay, Venezuela, Bulgaria, Russia, South Africa, Turkey, Ukraine, Brazil, Colombia, Indonesia, Korea, Philippines, Qatar and Argentina.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The countries in the DB Emerging Market USD Liquid Balanced Index are re-selected on an annual basis and the membership list is rebalanced on a quarterly basis. The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the DB Emerging Market USD Liquid Balanced Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the DB Emerging Market USD Liquid Balanced Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the DB Emerging Market USD Liquid Balanced Index in proportion to their weightings in the DB Emerging Market USD Liquid Balanced Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the DB Emerging Market USD Liquid Balanced Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the DB Emerging Market USD Liquid Balanced Index, purchase securities not in the DB Emerging Market USD Liquid Balanced Index which the Adviser believes are appropriate to substitute for certain securities in the DB Emerging Market USD Liquid Balanced Index or utilize various combinations of other available investment techniques, in seeking to track the DB Emerging Market USD Liquid Balanced Index. The Fund may sell securities that are represented in the DB Emerging Market USD Liquid Balanced Index in anticipation of their removal from the DB Emerging Market USD Liquid Balanced Index or purchase securities not represented in the DB Emerging Market USD Liquid Balanced Index in anticipation of their addition to the DB Emerging Market USD Liquid Balanced Index.

Index Methodology

The DB Emerging Market USD Liquid Balanced Index tracks the performance of a selected basket of liquid emerging markets U.S. dollar-denominated government bonds. The methodology evaluates countries regarding eligibility for inclusion in the DB Emerging Market USD Liquid Balanced Index annually based on a defined set of qualifying criteria established by DB. The membership list is optimized on a quarterly basis based on the criteria described below.

Index Construction

The Underlying Index is constructed in two phases:

The first phase establishes a broad “Underlying Index Membership” which represents all of the bonds eligible for inclusion in the Underlying Index.  This list is constructed by first establishing a list of eligible countries, which is done on an annual basis by the Index Provide based on ratings, size, liquidity and other considerations.  Once the list of countries in set, the “Underlying Index Membership” is generated by applying the criteria described below to all outstanding bonds.

The second phase of the construction process seeks to both optimize potential performance and liquidity, while limiting turnover within the Underlying Index constituents.  This is done by setting a target of 25 bonds (subject to annual review) and selecting the bonds from the “Underlying Index Membership” according to the following criteria:

1.     Each emerging market country with at least 1 eligible security will be included in the Underlying Index.

2.     Each eligible emerging market country included will be given an equal weighting in the Underlying Index on March 1st of each year.

3.     Bonds within each emerging market country are selected on the basis of potential out-performance.

4.     Within each eligible emerging market country, each bond is given an equal market value weight on March 1st of each year.

The resulting Underlying Index membership consists of zero to three bonds from each eligible emerging markets country. The Underlying Index Membership is generated and market values are distributed based on a strictly pre-defined rules to balance exposure among all bonds and limit turnover within each eligible emerging market country on a quarterly basis, three business days before June 1, September 1, and December 1 of each year. Market values are only reset between the eligible emerging market countries in the Underlying Index annually.

Each issuer must satisfy all of the following criteria at the time of issuer selection:

1.               It must be one of the following emerging markets countries: Argentina, Bulgaria, Brazil, Colombia, Indonesia, Korea, Mexico, Panama, Peru, Philippines, Qatar, Russia, South Africa, Turkey, Ukraine, Uruguay, and Venezuela. The list of eligible countries is subject to change on an annual basis three business days before March 1st.

2.               Issuer may not be rated “A-” or better by two or more of S&P, Moody’s and Fitch at the time of annual rebalancing.

3.               It must offer at least one eligible bond to enter the Underlying Index. An eligible bond must satisfy all the following criteria at the time of selection:

•                  Issued in U.S. dollars

•                  Must be Sovereign bond

•                  More than 3 years remain to maturity at the time of selection

•                  Outstanding amount of $500 million or greater

•                  Fixed coupon bond

•                  Must not be a Brady Bond, restructured bond, a bond in default, a floating bond, a sinking bond, a callable bond or a putable bond

If an indexed bond defaults during a year, the issuer of the bond is removed from the list of eligible issuers at the end that rebalancing quarter and won’t be eligible to rejoin the Underlying Index until the next annual issuer selection.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Fixed Income Securities Risk

All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Market Risk

The prices of income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the income securities owned by the Fund would adversely affect the trading price of the Fund’s Shares. This “market risk” is usually greater among income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Sovereign Debt Risk

Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the government debtor, which may impair the debtor’s ability to service its debts on a timely basis. As a holder of government debt, the Fund may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

Emerging Markets Sovereign Debt Risk

Government obligors in emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligation and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, the Fund may be asked to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the securities in which the Fund will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the DB Emerging Market USD Liquid Balanced Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the DB Emerging Market USD Liquid Balanced Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the DB Emerging Market USD Liquid Balanced Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the DB Emerging Market USD Liquid Balanced Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the DB Emerging Market USD Liquid Balanced Index, as would be the case if it purchased all of the securities in the DB Emerging Market USD Liquid Balanced Index with the same weightings as the DB Emerging Market USD Liquid Balanced Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the DB Emerging Market USD Liquid Balanced Index.

Global Bonds Risk

Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk and liquidity risk.  To a limited extent, they may also subject to certain sovereign risks. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on          , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None	*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees %
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses	%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation (“NSCC”) or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5%

return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $         per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $        for each redemption transaction (regardless of the number of Creation Units involved).*APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $      and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $      if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES AGGREGATE PREFERRED PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of a securities index called the Merrill Lynch Fixed Rate Preferred Securities Index (the “ML Preferred Index” or “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in fixed rate U.S. dollar-denominated preferred securities.  The Fund will normally invest at least 90% of its total assets in the securities that comprise the ML Preferred Index.  The Adviser will seek to match the performance of the ML Preferred Index.  The ML Preferred Index is a market capitalization-weighted index designed to reflect the total return performance of the fixed rate U.S. dollar denominated preferred securities market.  The Adviser will seek to match the performance of the ML Preferred Index.  The ML Preferred Index includes traditional preferred securities and hybrid preferred securities, including preferred securities issued by foreign companies in the form of American Depository Shares.  Most of the preferred securities included in the ML Preferred Index are traded on national securities exchanges, however, a small percentage are traded in the over-the-counter market.  The ML Preferred Index may include privately placed securities traded amongst qualified institutional buyers (“Rule 144A” securities).  [However, at present, Rule 144A securities represent less than        % of the ML Preferred Index.]  Securities will be selected by MLPF&S.  As of        , 2007, the ML Preferred Index included companies with a market capitalization range of between approximately $      million and $       billion.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The ML Preferred Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the ML Preferred Index.  The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the ML Preferred Index; a figure of 1.00 would represent perfect correlation.  The Fund generally will invest in the securities comprising the ML Preferred Index in proportion to their weightings in the ML Preferred Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings.  In those circumstances, the Fund may purchase a sample of securities in the ML Preferred Index as a whole.  There may also be instances in which the Adviser may choose to overweight another security in the ML Preferred Index, purchase securities not in the ML Preferred Index which the Adviser believes are appropriate to substitute for certain securities in the ML Preferred Index or utilize various combinations of other available investment techniques, in seeking to track the ML Preferred Index.  The Fund may sell securities that are represented in the ML Preferred Index in anticipation of their removal from the ML Preferred Index, or purchase securities not represented in the ML Preferred Index in anticipation of their addition to the ML Preferred Index.

Index Methodology

The Merrill Lynch Fixed Rate Preferred Securities Index is a market capitalization-weighted index which seeks to reflect the total return performance of the fixed rate U.S. preferred securities market. The methodology evaluates companies regarding eligibility for inclusion in the ML Preferred Index monthly, based on a defined set of qualifying criteria established by MLPF&S.

Index Construction

The ML Preferred Index is comprised of preferred securities meeting the following criteria:

1)                                      Issued as a public security or through a Rule 144A filing with a current amount outstanding of at least $100 million;

2)                                      Issued in $25, $50 or $100 par or liquidation preference increments;

3)                                      U.S. dollar denominated;

4)                                      Fixed dividend or coupon schedule;

5)                                      Rated investment grade based on an average of Moody’s, S&P, or Fitch;

6)                                      Issuer domiciled in the United States or a foreign country, provided the foreign country has an investment grade foreign currency long-term debt rating based on an average of Moody’s, S&P and Fitch;

7)                                      Includes preference shares (perpetual preferred securities), American Depository Shares (“ADS”), fixed-to-floating rate securities that are callable prior to the floating rate period, domestic and Yankee trust preferred securities having a minimum term of one year and senior debt; and

8)                                      Excludes auction market securities, convertibles, floaters, purchase units, purchase contracts, pay-in-kind securities, securities issued by closed-end funds and derivative instruments such as repackaged securities and credit default swaps.

The ML Preferred Index is re-balanced on the last calendar day of the month based on information available on the third business day prior to the last business day of the month.  Issues that meet the qualifying criteria are included in the ML Preferred Index for the following month.  Issues that no longer meet the criteria during the course of the month remain in the ML Preferred Index until the next month-end re-balancing, at which point they are removed from the ML Preferred Index.  A security’s weighting in the Underlying Index for a given month is established on the re-balancing date based on its capitalization (i.e., price times current amount outstanding).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Preferred Securities Risk

There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Financial Institutions Risk

Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Foreign Investment Risk

The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Fixed Income Securities Risk

All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Market Risk

The prices of income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the income securities owned by the Fund would adversely affect the trading price of the Fund’s Shares. This “market risk” is usually greater among income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period   of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the ML Preferred Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the ML Preferred Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the ML Preferred Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the ML Preferred Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the ML Preferred Index as would be the case if it purchased all of the securities in the ML Preferred Index with the same weightings as the ML Preferred Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the ML Preferred Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  These securities may have returns that vary, sometimes significantly, from the overall securities market.  Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on           , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses		%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5%

return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $    per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $    and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $     if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES HIGH YIELD USD BOND PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called Wachovia High Yield Bond Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in high yield bonds payable in U.S. dollars.  The Fund will normally invest at least 80% of its total assets in the securities that comprise the Wachovia High Yield Bond Index.  In addition, the Fund may invest up to 20% of its assets in futures, options, swaps contracts and high yield corporate bonds not included in the Wachovia High Yield Bond Index.The Adviser will seek to match the performance of the Wachovia High Yield Bond Index.  The Wachovia High Yield Bond Index, is a benchmark index that measures potential returns of a theoretical portfolio of high yield corporate bonds rated below investment grade by Moody’s, S&P or Fitch issued by U.S. issuers or foreign private issuers organized outside the U.S. that issue high yield bonds payable in U.S. dollars. All securities included in the Wachovia High Yield Bond Index are registered with the Securities and Exchange Commission. Securities included in the Wachovia High Yield Bond Index will be selected by Wachovia Capital Markets, LLC (“Wachovia Cap Markets” or the “Index Provider”).  As of        , 2007, the Wachovia High Yield Bond Index included the corporate bonds of companies with a market capitalization range of between $      million and $      billion that were domiciled in the United States, the United Kingdom, Bermuda and Germany.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Wachovia High Yield Bond Index is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Wachovia High Yield Bond Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Wachovia High Yield Bond Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Wachovia High Yield Bond Index in proportion to their weightings in the Wachovia High Yield Bond Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Wachovia High Yield Bond Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Wachovia High Yield Bond Index, purchase securities not in the Wachovia High Yield Bond Index which the Adviser believes are appropriate to substitute for certain securities in the Wachovia High Yield Bond Index or utilize various combinations of other available investment techniques, in seeking to track the Wachovia High Yield Bond Index. The Fund may sell securities that are represented in the Wachovia High Yield Bond Index in anticipation of their removal from the Wachovia High Yield Bond Index or purchase securities not represented in the Wachovia High Yield Bond Index in anticipation of their addition to the Wachovia High Yield Bond Index.

Index Methodology

The Wachovia High Yield Bond Index tracks the performance of a selected basket of high yield bonds payable in U.S. dollars. The methodology evaluates securities quarterly using an equal-weighting methodology based on a defined set of qualifying criteria established by Wachovia, Cap Markets.

Index Construction

Index Eligibility

The Wachovia High Yield Bond Index tracks the performance of a selected basket of high yield bonds payable in U.S. dollars. The Wachovia High Yield Bond Index is composed exclusively of corporate bonds with below investment grade ratings. The Wachovia High Yield Bond Index is composed of the largest issuers in terms of market capitalization (up to 50), that satisfy the criteria summarized below:

• Securities must be disseminated on the Trade Reporting and Compliance Engine (“TRACE”), as set forth below.

• Securities must have a minimum of 5 years to maturity.

• Securities must maintain a minimum par value of $500mm outstanding.

• Securities must be U.S. dollar-denominated .

• Securities must be rated “below investment grade” by Moody’s, S&P or Fitch (“below investment grade” means “Ba1” or below by Moody’s or “BB+” or below by S&P and Fitch), securities may not be rated investment grade by any one of Moody’s, S&P or Fitch and securities may not be rated “O” by any one Moody’s S&P or Fitch.

• Securities must not be preferred stock, including trust preferred securities characterized as debt, convertible bonds, municipal securities, sovereign securities,  repackaged securities, such as asset backed or mortgage backed securties, or securities linked to a security, a basket of securities or an index.

• Securities having a step-up feature, whether paying interest at a fixed or floating rate, are excluded.

Liquidity

TRACE is the National Association of Securities Dealers (“NASD”) system that requires NASD members to report secondary market transactions in certain eligible fixed-income securities to the NASD. TRACE disseminates corporate bond trade data to the public via the Bond Trade Dissemination Service (“BTDS”) data feed product. TRACE-eligible securities include all U.S. dollar-denominated debt securities and certain preferred securities considered by the NASD to be debt that are DTC-eligible, investment grade or non-investment grade (including unrated), issued by domestic and/or foreign private corporations, that are registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended (The “Securities Act”).  Securities that are eligible for sale only to qualified institutional buyers under Rule 144A of the Securities Act or privately placed pursuant to Section 4(2) of the Securities Act are required to be reported to TRACE but prices are not disseminated through TRACE.  For purposes of the Wachovia High Yield Bond Index, securities whose prices are reported through TRACE but not disseminated are not included in the Wachovia High Yield Bond Index. Constituent securities must have a minimum TRACE reported average trading volume of 1,000 trading units per trading day over the previous calendar quarter.  If a qualified security does not have a full calendar quarter of trading history then the security will be required to have a minimum TRACE reported average trading volume of 1,000 trading units per trading day over the previous 30 trading days. Liquidity of all of the securities in the Wachovia High Yield Bond Index will be tested and rebalancing will occur on each quarterly rebalancing date.

Calculation of the Wachovia High Yield Bond Index

The Wachovia High Yield Bond Index is calculated by an independent third-party agent using an equal weighted methodology determined by Wachovia Cap Markets and based on a pool of securities identified by Wachovia Cap Markets Review Committee of the Research Division of Wachovia Capital Markets. The index calculator will calculate the equal weighted values for each class of securities included in the Wachovia High Yield Bond Index and then compare the equal weight of each class to the aggregate equal weight of all classes of securities comprising the Wachovia High Yield Bond Index as of the quarterly rebalancing date or an event driven rebalancing date (in the event of defaults, tender offers or other repurchases, or a change in par amount outstanding of the constituent securities) in order to determine the weighting for each class of securities in the Wachovia High Yield Bond Index. Equal weighting of the Wachovia High Yield Bond Index constituents are adjusted on quarterly rebalancing dates and at any time an event driven rebalancing occurs.

Rebalancing

The Wachovia High Yield Bond Index is rebalanced quarterly as of the close of business on the final Bond Market Association recommended trading day of each quarter (as shown on www.SIFMA.org). The Index Review Committee of Wachovia Cap Markets will review index constituents quarterly to verify that each constituent security complies with the Index rules set forth herein. Securities that have become Wachovia High Yield Bond Index ineligible since the previous rebalancing will be removed at the next quarterly rebalance date except for those that are subject to an event driven rebalancing as described below.

Securities that have become Wachovia High Yield Bond Index eligible due to ratings changes will be required to be compliant with all Underlying Index rules for a minimum of 30 calendar days prior to the quarterly rebalance date to become Wachovia High Yield Bond Index eligible.

“Event driven rebalancing” will only occur following an event which changes the par amount outstanding or changes any rating to “D” (default) for any constituent security by any one of Moody’s, S&P or Fitch. An “event driven rebalancing” may result in the removal of a non-compliant security, and re-weighting of the index.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

High Yield Securities Risk

High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”  The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuation in response to changes in interest.  Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and increase the possibility of default.  The market value and liquidity of high yield securities may be negatively impacted by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a markets characterized by a low volume of trading.

Global Bonds Risk

Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk and liquidity risk.  To a limited extent, they may also subject to certain sovereign risks. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.

These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Wachovia High Yield Bond Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Wachovia High Yield Bond Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Wachovia High Yield Bond Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Wachovia High Yield Bond Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Wachovia High Yield Bond Index, as would be the case if it purchased all of the securities in the Wachovia High Yield Bond Index with the same weightings as the Wachovia High Yield Bond Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Wachovia High Yield Bond Index.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on          , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses		%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $        per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $      for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $       and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES INVESTMENT GRADE CORPORATE BOND PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Wachovia Yield Focused Investment Grade Bond Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in investment grade bonds.  The Fund will normally invest at least 90% of its total assets in the securities that comprise the Wachovia Yield Focused Investment Grade Bond Index.  The Adviser will seek to match the performance of the Wachovia Yield Focused Investment Grade Bond Index.  The Wachovia Yield Focused Investment Grade Bond Index is a benchmark index that measures potential returns of a theoretical portfolio of investment grade bonds registered under the Securities Act by issuers organized in the United States or foreign private issuers organized outside the United States that issue bonds payable in U.S. dollars that are registered under the Securities Act. The Wachovia Yield Focused Investment Grade Bond Index is composed exclusively of bonds with investment grade ratings that pay a fixed interest rate coupon.  Securities included in the Wachovia Yield Focused Investment Grade Bond Index will be selected by Wachovia Cap Markets.  As of      , 2007, the Wachovia Yield Focused Investment Grade Bond Index included the corporate bonds of approximately 100 companies with a market capitalization range of between $    million and $    billion that were domiciled in the United States, the United Kingdom, the Cayman Islands, Canada, France, Luxembourg, Mexico, the Netherlands and Spain.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Wachovia Yield Focused Investment Grade Bond Index is adjusted quarterly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Wachovia Yield Focused Investment Grade Bond Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Wachovia Yield Focused Investment Grade Bond Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Wachovia Yield Focused Investment Grade Bond Index in proportion to their weightings in the Wachovia Yield Focused Investment Grade Bond Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Wachovia Yield Focused Investment Grade Bond Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Wachovia Yield Focused Investment Grade Bond Index, purchase securities not in the Wachovia Yield Focused Investment Grade Bond Index which the Adviser believes are appropriate to substitute for certain securities in the Wachovia Yield Focused Investment Grade Bond Index or utilize various combinations of other available investment techniques, in seeking to track the Wachovia Yield Focused Investment Grade Bond Index. The Fund may sell securities that are represented in the Wachovia Yield Focused Investment Grade Bond Index in anticipation of their removal from the Wachovia Yield Focused Investment Grade Bond Index or purchase securities not represented in the Wachovia Yield Focused Investment Grade Bond Index in anticipation of their addition to the Wachovia Yield Focused Investment Grade Bond Index.

Index Methodology

The Wachovia Yield Focused Investment Grade Bond Index tracks the performance of a selected basket of investment grade bonds, registered under the Securities Act, payable in U.S. dollars. The methodology evaluates securities quarterly using a market capitalization weighting methodology based on a defined set of qualifying criteria established by Wachovia Cap Markets.

Index Construction

Index Eligibility

The Wachovia Yield Focused Investment Grade Bond Index is designed to track the performance of the highest yielding investment grade corporate bonds issued in U.S. dollars. The Wachovia Yield Focused Investment Grade Bond Index is composed exclusively of corporate bonds with investment grade ratings. Securities are reviewed and qualified for index inclusion and removal based on the eligibility rules summarized below:

• Securities must be disseminated on the TRACE

• Securities must have a minimum of 5 years to maturity

• Securities must maintain a minimum par value of $1.0 billion outstanding including holdings by affiliates of the issuer

• Securities must have fixed coupons, (exclusive of step-ups)

• Securities must be U.S. dollar-denominated

• Securities must be rated “investment grade” by at least one of Moody’s, S&P or Fitch and may not be rated below investment grade by any one of Moody’s, S&P or Fitch.  For this purpose “investment grade” means “Baa3” or above by Moody’s and “BBB-” or above by S&P or Fitch.

• Securities must not be securities sold through private placements (although bonds that are subsequently registered under the Securities Act or privately placed bonds that are exchanged for registered bonds may be eligible), medium term notes (in order to limit inclusion of multiple classes issued by the same issuer), pass thru certificates, secured bonds, capital securities, preferred stock, including trust preferred securities, convertible bonds, municipal securities, securities issued by foreign sovereign issuers, securities linked to the performance of another security or asset or basket or index of securities or assets, asset-backed securities and re-packaged debt instruments, including debt or interests issued by CDOs, CBOs, CMOs or CLOs.

After all other criteria have been met, the 100 Wachovia Yield Focused Investment Grade Bond Index eligible securities with the highest yields (as measured by yield to maturity) will be selected as the new constituents on the quarterly rebalancing dates. In the event that there are fewer than 100 securities that meet the eligibility criteria for the Wachovia Yield Focused Investment Grade Bond Index, only those securities that meet all of the criteria will be included. For example, if only 94 securities meet the criteria, then there will only be 94 securities in the Wachovia Yield Focused Investment Grade Bond Index.

Liquidity

TRACE is the NASD system that requires NASD members to report secondary market transactions in certain eligible fixed-income securities to the NASD. TRACE disseminates corporate bond trade data to the public via the BTDS data feed product. By definition, TRACE-eligible securities include all U.S. dollar-denominated debt securities that are DTC-eligible, investment grade or non-investment grade (including unrated), issued by domestic and/or foreign private corporations, that are registered with the SEC under the Securities Act. Securities that are eligible for sale only to qualified institutional buyers under Rule 144A of the Securities Act or privately placed pursuant to Section 4(2) of the Securities Act are required to be reported to TRACE but prices are not disseminated through TRACE.  For purposes of the Underlying Index, securities whose prices are reported through TRACE but not disseminated are not included in the Underlying Index. Constituent securities must have a minimum TRACE reported average trading volume of 2,000 trading units per trading day over the previous calendar quarter.  If a qualified security does not have a full calendar quarter of trading history then the security will be required to have a minimum TRACE reported average trading volume of 2,000 trading units per trading day over the previous three-month period. Wachovia Yield Focused Investment Grade Bond Index liquidity will be tested and rebalancing will occur on each quarterly rebalancing date.

Calculation of the Wachovia Yield Focused Investment Grade Bond Index

The Wachovia Yield Focused Investment Grade Bond Index is calculated by an independent third-party agent using a market capitalization weighting methodology determined by Wachovia Cap Markets and based on a pool of securities identified by Wachovia Cap Markets. Market capitalization weights of the index constituents are adjusted on quarterly rebalancing dates and at any time an event driven rebalancing occurs. The market capitalization weights of the index constituents are modified to conform to the following asset diversification rule on quarterly rebalancing dates.

i.                                          The weight of any constituent security may not account for more than 20% of the value of the Wachovia Yield Focused Investment Grade Bond Index;

ii.                                       Constituent securities that account for more than 20% of the value of the Wachovia Yield Focused Investment Grade Bond Index are re-weighted to represent 20% of the value of the Wachovia Yield Focused Investment Grade Bond Index.

iii.                                    The aggregate amount by which constituent securities over 20% is reduced is redistributed proportionately across the remaining constituent securities that represent less than 20% of the Wachovia Yield Focused Investment Grade Bond Index value. After this redistribution, if any other constituent securities exceed 20% of the value of the Wachovia Yield Focused Investment Grade Bond Index, the constituent securities are reduced to 20% of the Wachovia Yield Focused Investment Grade Bond Index value and the redistribution is repeated.

The asset diversification rules and 20% weight limit above apply to constituent securities, not issuers. An issuer may represent more than 20% of the Wachovia Yield Focused Investment Grade Bond Index, but a single security may not.

Rebalancing

The Wachovia Yield Focused Investment Grade Bond Index is rebalanced quarterly as of the close of business on the final Bond Market Association recommended trading day of each quarter (as shown on www.SIFMA.org). The Index Review Committee of Wachovia Cap Markets will review index constituents quarterly to verify that each constituent security complies with the index rules set forth herein. Securities that have become Underlying Index ineligible since the previous rebalancing will be removed at the next quarterly rebalance date except for those that are subject to an event driven rebalancing as described below.

“Event driven rebalancing” will only occur following an event which changes the par amount outstanding or changes any rating to “D” (default) for any constituent security by any one of Moody’s, S&P or Fitch. An “event driven rebalancing” may result in the removal of a non-compliant security, or portion thereof, and re-weighting of the index.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Global Bonds Risk

Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk and liquidity risk.  To a limited extent, they may also subject to certain sovereign risks. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Wachovia Yield Focused Investment Grade Bond Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Wachovia Yield Focused Investment Grade Bond Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Wachovia Yield Focused Investment Grade Bond Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Wachovia Yield Focused Investment Grade Bond Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Wachovia Yield Focused Investment Grade Bond Index, as would be the case if it purchased all of the securities in the Wachovia Yield Focused Investment Grade Bond Index with the same weightings as the Wachovia Yield Focused Investment Grade Bond Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Wachovia Yield Focused Investment Grade Bond Index.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on             , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses		%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $    per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $    and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES AGGREGATE BOND PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Merrill Lynch U.S. Corporate, Government & Mortgage Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, and residential mortgage pass-through securities.  The Fund will normally invest at least 90% of its total assets in the securities that comprise the Merrill Lynch U.S. Corporate, Government & Mortgage Index.  The Adviser will seek to match the performance of the Merrill Lynch U.S. Corporate, Government & Mortgage Index. Merrill Lynch U.S. Corporate, Government & Mortgage Index, is a benchmark index that measures potential returns of a theoretical portfolio of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market. Securities included in the Merrill Lynch U.S. Corporate, Government & Mortgage Index will be selected by Merrill Lynch, Pierce, Fenner & Smith, Incorporated  (the “MLPF&S” or the “Index Provider”).  As of           , 2007, the Merrill Lynch U.S. Corporate, Government & Mortgage Index included     corporate issued securities,    government issued securities and    mortgage securities with a total float of between $    million and $    billion.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Merrill Lynch U.S. Corporate, Government & Mortgage Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Merrill Lynch U.S. Corporate, Government & Mortgage Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Merrill Lynch U.S. Corporate, Government & Mortgage Index; a figure of 1.00 would represent perfect correlation. The Adviser expects to utilize a “sampling” methodology in seeking its objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Merrill Lynch U.S. Corporate, Government & Mortgage Index universe to obtain a representative sample of stocks that resemble the Merrill Lynch U.S. Corporate, Government & Mortgage Index in terms of investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures. The Fund may or may not hold all of the securities that are included in the Merrill Lynch U.S. Corporate, Government & Mortgage Index.  The difference between 100% correlation and the Fund’s actual correlation with its Underlying Index is called “tracking error.” The Fund’s use of a  representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another security in the Merrill Lynch U.S. Corporate, Government & Mortgage Index, purchase securities not in the Merrill Lynch U.S. Corporate, Government & Mortgage Index which the Adviser believes are appropriate to substitute for certain securities in the Merrill Lynch U.S. Corporate, Government & Mortgage Index or utilize various combinations of other available investment techniques, in seeking to track the Merrill Lynch U.S. Corporate, Government & Mortgage Index. The Fund may sell securities that are represented in the Merrill Lynch U.S. Corporate, Government & Mortgage Index in anticipation of their removal from the Merrill Lynch U.S. Corporate, Government & Mortgage Index or purchase securities not represented in the Merrill Lynch U.S. Corporate, Government & Mortgage Index in anticipation of their addition to the Merrill Lynch U.S. Corporate, Government & Mortgage Index.

The Fund will seek to track that portion of the Merrill Lynch U.S. Corporate, Government & Mortgage Index devoted to mortgage-backed securities by investing a corresponding percentage of its assets either in mortgage-backed securities included in the Underlying Index or in to-be-announced (“TBA”) transactions on mortgage-backed securities.  A “TBA transaction” essentially is a purchase or sale of a pass-through security for future settlement at an agreed-upon date. The Fund intends to use TBA transactions in either of two ways.  First, and more commonly, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements.  This type of TBA transaction is commonly known as a “TBA roll.”  In a “TBA roll” the Fund generally will sell the obligation to purchase the pools of mortgage-pass through securities stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities.  Second, and less frequently, the Fund will enter into TBA transactions and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.  The Fund will accept actual delivery of mortgage pools only when the Adviser believes it is in the best interests of the Fund to do so.  In determining whether to accept actual delivery of mortgage pools, the Adviser will consider all or among other things, the potential impact of such acceptance on the efficiency of the Fund’s arbitrage mechanism and the Fund’s ability to track the Underlying Index.

Index Methodology

The Merrill Lynch U.S. Corporate, Government & Mortgage Index tracks the performance of a selected basket of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, and residential mortgage pass-through securities. The methodology evaluates companies regarding eligibility for inclusion in the Merrill Lynch U.S. Corporate, Government & Mortgage Index monthly, based on a defined set of qualifying criteria established by MLPF&S.

Index Construction

The Merrill Lynch U.S. Corporate, Government & Mortgage Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, and residential mortgage pass-through securities.  Qualifying securities must have an investment grade composite rating (based on an average of Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”)and Fitch Ratings, Ltd. (“Fitch)) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings).

Qualifying U.S. Treasuries must have at least a one year term remaining to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.  Bills, inflation-linked debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Undelrying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

Qualifying U.S. agency, foreign government, supranational, and corporate securities must have at least a one year term remaining to final maturity, a fixed coupon schedule and a minimum amount outstanding of $250 million.  Original issue zero coupon bonds and “Global” securities (issued simultaneously in the Eurobond and U.S. domestic bond markets) qualify for inclusion in the Underlying Index.  Perpetual and fixed-to-floating rate corporate securities also qualify, provided they are callable within the fixed rate period.  Taxable and tax-exempt municipal, defaulted, and pay-in-kind securities are excluded from the Index.

Qualifying residential mortgage pass-through securities must have at least one year remaining term to final maturity, a fixed coupon schedule, and a minimum amount outstanding of at least $5 billion per generic coupon and $250 million per production year within each generic coupon.  30-year, 20-year and 15-year mortgage products are included in the Index.  Balloon, mobile home, graduated payment, hybrid, and ¼ coupon residential mortgage pass-through securities are excluded from the Underlying Index, as are collateralized mortgage obligations.

Underlying Index constituents are capitalization-weighted based on their current amount outstanding.  Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index.  The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month.  Issues that meet the qualifying criteria are included in the Underlying Index for the following month.  Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing at which point they are removed from the Underlying Index.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Fixed Income Securities Risk

All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Market Risk

The prices of income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the income securities owned by the Fund would adversely affect the trading price of the Fund’s Shares. This “market risk” is usually greater among income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before   their maturity date. If a call were exercised by the issuer during a period   of declining interest rates, the Fund is likely to have to replace such   called security with a lower yielding security. If that were to happen, it   would decrease the Fund’s net investment income.

Zero Coupon Securities

The Fund may invest in zero coupon securities.  The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity.  While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise.  For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest.  Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Mortgage-Backed Securities Risk

Mortgage-backed securities represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

Mortgage Pass-Through Securities Risk

A substantial portion of the Fund’s assets are invested in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association, the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. [The portion of the Merrill Lynch U.S. Corporate, Government & Mortgage Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.]

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund intends to use TBA transactions in several ways. For example, each Fund expects that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll”, each Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, each Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, each Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. The Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Funds.

[The Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with the Adviser. The Fund will assume its pro rata share of fees and expenses of any money market fund that it may invest in, in addition to its own fees and expenses.]

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Lynch U.S. Corporate, Government & Mortgage Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Lynch U.S. Corporate, Government & Mortgage Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Lynch U.S. Corporate, Government & Mortgage Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Lynch U.S. Corporate, Government & Mortgage Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Lynch U.S. Corporate, Government & Mortgage Index, as would be the case if it purchased all of the securities in the Lynch U.S. Corporate, Government & Mortgage Index with the same weightings as the Lynch U.S. Corporate, Government & Mortgage Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Lynch U.S. Corporate, Government & Mortgage Index.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on           , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction

Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses		%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $      per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $    and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES 1-30 LADDERED TREASURY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Ryan/Mergent 1-30 Year Treasury Laddered Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities.  The Fund will normally invest at least 90% of its total assets in the securities that comprise the Ryan/Mergent 1-30 Year Treasury Laddered Index.  The Adviser will seek to match the performance of the Ryan/Mergent 1-30 Year Treasury Laddered Index.  The Ryan/Mergent 1-30 Year Treasury Laddered Index, is a benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 30 distinct annual maturities.  The Ryan/Mergent 1-30 Year Treasury Laddered Index seeks to maintain a continuous maturity laddered portfolio of approximately 30 securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a February maturity date are not available, a 6-month deviation is allowed.  Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected.  No TIPS, Bills or zero-coupon securities (“STRIPS”) are allowed. Securities included in the Ryan/Mergent 1-30 Year Treasury Laddered Index will be selected by Mergent, Inc., ALM Research Solutions, LLC and Ryan Holdings, LLC (collectively, “Ryan/Mergent” or the “Index Provider”)  As of          , 2007, the Ryan/Mergent 1-30 Year Treasury Laddered Index included securities with a market float of between $    billion and $    billion.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Ryan/Mergent 1-30 Year Treasury Laddered Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Ryan/Mergent 1-30 Year Treasury Laddered Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Ryan/Mergent 1-30 Year Treasury Laddered Index in proportion to their weightings in the Ryan/Mergent 1-30 Year Treasury Laddered Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Ryan/Mergent 1-30 Year Treasury Laddered Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Ryan/Mergent 1-30 Year Treasury Laddered Index, purchase securities not in the Ryan/Mergent 1-30 Year Treasury Laddered Index which the Adviser believes are appropriate to substitute for certain securities in the Ryan/Mergent 1-30 Year Treasury Laddered Index or utilize various combinations of other available investment techniques, in seeking to track the Ryan/Mergent 1-30 Year Treasury Laddered Index. The Fund may sell securities that are represented in the Ryan/Mergent 1-30 Year Treasury Laddered Index in anticipation of their removal from the Ryan/Mergent 1-30 Year Treasury Laddered Index or purchase securities not represented in the Ryan/Mergent 1-30 Year Treasury Laddered Index in anticipation of their addition to the Ryan/Mergent 1-30 Year Treasury Laddered Index.

Index Methodology

The Ryan/Mergent 1-30 Year Treasury Laddered Index is an equally weighted index that tracks the performance of a selected basket of U.S. Treasury-auctioned issues with fixed coupon rates which track the performance of the U.S. Treasury yield curve based on 30 distinct annual maturities.

Index Construction

The Ryan/Mergent 1-30 Year Treasury Laddered Index is an equally weighted index of 30 distinct annual maturities from 1-30 years.  A February maturity is selected for each annual maturity.  If more than one February issue is available, the most liquid issue will be selected based upon market conditions.  If no February maturity exists then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. Currently, there are no bonds for the years 2032 through 2035.  The Underlying Index will overweight the issues in 2031 and 2036 to create an average 2032, 2033, 2034 and 2035 maturities.  In time, as new U.S. Treasury auctions produce bonds for those four years they will be entered into the Index and reduce the overweighting in years 2031 and 2036.  With that exception, all other issues will be equally weighted.  As a bond matures, its proceeds will be reinvested in a 30-year maturity so there will be a continuous maturity “laddered” portfolio of approximately 30 securities.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Fixed Income Securities Risk

All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Market Risk

The prices of income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the income securities owned by the Fund would adversely affect the trading price of the Fund’s Shares. This “market risk” is usually greater among income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before   their maturity date. If a call were exercised by the issuer during a period   of declining interest rates, the Fund is likely to have to replace such   called security with a lower yielding security. If that were to happen, it   would decrease the Fund’s net investment income.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Ryan/Mergent 1-30 Year Treasury Laddered Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Ryan/Mergent 1-30 Year Treasury Laddered Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Ryan/Mergent 1-30 Year Treasury Laddered Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Ryan/Mergent 1-30 Year Treasury Laddered Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Ryan/Mergent 1-30 Year Treasury Laddered Index, as would be the case if it purchased all of the securities in the Ryan/Mergent 1-30 Year Treasury Laddered Index with the same weightings as the Ryan/Mergent 1-30 Year Treasury Laddered Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Ryan/Mergent 1-30 Year Treasury Laddered Index.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on                     , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses		%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard

Creation Transaction Fee of $    per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $    and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $     if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES 1-20 LADDERED TREASURY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Ryan/Mergent 1-20 Year Treasury Laddered Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. treasury securities.  The Fund will normally invest at least 90% of its total assets in the securities that comprise the Ryan/Mergent 1-20 Year Treasury Laddered Index.  The Adviser will seek to match the performance of the Ryan/Mergent 1-20 Year Treasury Laddered Index.  The Ryan/Mergent 1-20 Year Treasury Laddered Index, is a benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 20 distinct annual maturities. The Ryan/Mergent 1-20 Year Treasury Laddered Index seeks to maintain a continuous maturity laddered portfolio of approximately 20 securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. Qualifying securities should have a February maturity date. However, if securities with a February maturity date are not available, a 6-month deviation is allowed.  Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected.  No TIPS, Bills or STRIPS are allowed. Securities included in the Ryan/Mergent 1-20 Year Treasury Laddered Index will be selected by the Index Provider.  As of           , 2007, the Ryan/Mergent 1-20 Year Treasury Laddered Index included securities with a market float of between $    billion and $    billion.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Ryan/Mergent 1-20 Year Treasury Laddered Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Ryan/Mergent 1-20 Year Treasury Laddered Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Ryan/Mergent 1-20 Year Treasury Laddered Index in proportion to their weightings in the Ryan/Mergent 1-20 Year Treasury Laddered Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Ryan/Mergent 1-20 Year Treasury Laddered Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Ryan/Mergent 1-20 Year Treasury Laddered Index, purchase securities not in the Ryan/Mergent 1-20 Year Treasury Laddered Index which the Adviser believes are appropriate to substitute for certain securities in the Ryan/Mergent 1-20 Year Treasury Laddered Index or utilize various combinations of other available investment techniques, in seeking to track the Ryan/Mergent 1-20 Year Treasury Laddered Index. The Fund may sell securities that are represented in the Ryan/Mergent 1-20 Year Treasury Laddered Index in anticipation of their removal from the Ryan/Mergent 1-20 Year Treasury Laddered Index or purchase securities not represented in the Ryan/Mergent 1-20 Year Treasury Laddered Index in anticipation of their addition to the Ryan/Mergent 1-20 Year Treasury Laddered Index.

Index Methodology

The Ryan/Mergent 1-20 Year Treasury Laddered Index is an equally weighted index that tracks the performance of a selected basket of U.S. Treasury-auctioned issues with fixed coupon rates which track the performance of the U.S. Treasury yield curve based on 20 distinct annual maturities.

Index Construction

The Ryan/Mergent 1-20 Year Treasury Laddered Index is an equally weighted index of 20 distinct annual maturities from 1-20 years.  A February maturity is selected for each annual maturity.  If more than one February issue is available, the most liquid issue will be selected based upon market conditions.  If no February maturity exists then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. Currently, there are no bonds for the years 2032 through 2035. If there are no future Treasury securities issued that mature in 2032 through 2035, starting in the year 2012 until the year 2015, the Underlying Index will overweight Treasury securities with other maturities to create an average 2032, 2033, 2034, 2035 maturities. With that exception, all other issues will be equally weighted.  As a bond matures, its proceeds will be reinvested in a 20-year maturity so there will be a continuous maturity “laddered” portfolio of approximately 20 securities.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Fixed Income Securities Risk

All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Market Risk

The prices of income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the income securities owned by the Fund would adversely affect the trading price of the Fund’s Shares. This “market risk” is usually greater among income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before   their maturity date. If a call were exercised by the issuer during a period   of declining interest rates, the Fund is likely to have to replace such   called security with a lower yielding security. If that were to happen, it   would decrease the Fund’s net investment income.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Ryan/Mergent 1-20 Year Treasury Laddered Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Ryan/Mergent 1-20 Year Treasury Laddered Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Ryan/Mergent 1-20 Year Treasury Laddered Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Ryan/Mergent 1-20 Year Treasury Laddered Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Ryan/Mergent 1-20 Year Treasury Laddered Index, as would be the case if it purchased all of the securities in the Ryan/Mergent 1-20 Year Treasury Laddered Index with the same weightings as the Ryan/Mergent 1-20 Year Treasury Laddered Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Ryan/Mergent 1-20 Year Treasury Laddered Index.

 Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on                , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses		%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $    per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $    and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

POWERSHARES 1-10 LADDERED TREASURY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Ryan/Mergent 1-10 Year Treasury Laddered Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities.  The Fund will normally invest at least 90% of its total assets in the securities that comprise the Ryan/Mergent 1-10 Year Treasury Laddered Index.  The Adviser will seek to match the performance of the Ryan/Mergent 1-10 Year Treasury Laddered Index.  The Ryan/Mergent 1-10 Year Treasury Laddered Index, is a benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 10 distinct annual maturities.  The Ryan/Mergent 1-10 Year Treasury Laddered Index seeks to maintain a continuous maturity laddered portfolio of approximately 10 securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. Qualifying securities should have a February maturity date. However, if securities with a February maturity date are not available, a 6-month deviation is allowed.  Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected.  No TIPS, Bills or STRIPS are allowed. Securities included in the Ryan/Mergent 1-10 Year Treasury Laddered Index will be selected by the Index Provider.  As of            , 2007, the Ryan/Mergent 1-10 Year Treasury Laddered Index included securities with a market float of between $    billion and $    billion.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Ryan/Mergent 1-10 Year Treasury Laddered Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Ryan/Mergent 1-10 Year Treasury Laddered Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Ryan/Mergent 1-10 Year Treasury Laddered Index in proportion to their weightings in the Ryan/Mergent 1-10 Year Treasury Laddered Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Ryan/Mergent 1-10 Year Treasury Laddered Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Ryan/Mergent 1-10 Year Treasury Laddered Index, purchase securities not in the Ryan/Mergent 1-10 Year Treasury Laddered Index which the Adviser believes are appropriate to substitute for certain securities in the Ryan/Mergent 1-10 Year Treasury Laddered Index or utilize various combinations of other available investment techniques, in seeking to track the Ryan/Mergent 1-10 Year Treasury Laddered Index. The Fund may sell securities that are represented in the Ryan/Mergent 1-10 Year Treasury Laddered Index in anticipation of their removal from the Ryan/Mergent 1-10 Year Treasury Laddered Index or purchase securities not represented in the Ryan/Mergent 1-10 Year Treasury Laddered Index in anticipation of their addition to the Ryan/Mergent 1-10 Year Treasury Laddered Index.

Index Methodology

The Ryan/Mergent 1-10 Year Treasury Laddered Index is an equally weighted index that tracks the performance of a selected basket of U.S. Treasury-auctioned issues with fixed coupon rates which track the performance of the U.S. Treasury yield curve based on 10 distinct annual maturities.

Index Construction

The Ryan/Mergent 1-10 Year Treasury Laddered Index is an equally weighted index of 10 distinct annual maturities from 1-10 years.  A February maturity is selected for each annual maturity.  If more than one February issue is available, the most liquid issue will be selected based upon market conditions.  If no February maturity exists then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. All issues will be equally weighted.  As a bond matures, its proceeds will be reinvested in a 10-year maturity so there will be a continuous maturity “laddered” portfolio of approximately 10 securities.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Fixed Income Securities Risk

All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Market Risk

The prices of income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the income securities owned by the Fund would adversely affect the trading price of the Fund’s Shares. This “market risk” is usually greater among income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Ryan/Mergent 1-10 Year Treasury Laddered Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Ryan/Mergent 1-10 Year Treasury Laddered Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Ryan/Mergent 1-10 Year Treasury Laddered Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Ryan/Mergent 1-10 Year Treasury Laddered Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Ryan/Mergent 1-10 Year Treasury Laddered Index, as would be the case if it purchased all of the securities in the Ryan/Mergent 1-10 Year Treasury Laddered Index with the same weightings as the Ryan/Mergent 1-10 Year Treasury Laddered Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Ryan/Mergent 1-10 Year Treasury Laddered Index.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on                , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction

Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses		%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $    per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $       and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

POWERSHARES 1-5 LADDERED TREASURY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Ryan/Mergent 1-5 Year Treasury Laddered Index (the “Underlying Index”).

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities.  The Fund will normally invest at least 90% of its total assets in the securities that comprise the Ryan/Mergent 1-5 Year Treasury Laddered Index.  The Adviser will seek to match the performance of the Ryan/Mergent 1-5 Year Treasury Laddered Index.  The Ryan/Mergent 1-5 Year Treasury Laddered Index, is a benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 5 distinct annual maturities.  The Ryan/Mergent 1-5 Year Treasury Laddered Index seeks to maintain a continuous maturity laddered portfolio of approximately 5 securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. Qualifying securities should have a February maturity date. However, if securities with a February maturity date are not available, a 6-month deviation is allowed.  Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected.  No TIPS, Bills or STRIPS are allowed. Securities included in the Ryan/Mergent 1-5 Year Treasury Laddered Index will be selected by the Index Provider.  As of             , 2007, the Ryan/Mergent 1-5 Year Treasury Laddered Index included securities with a market float of between $    billion and $    billion.  The Fund’s investment objective and 80% investment policy noted above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed.

The Fund, using an “indexing” investment approach, attempts to replicate, before expenses, the performance of the Ryan/Mergent 1-5 Year Treasury Laddered Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of the Ryan/Mergent 1-5 Year Treasury Laddered Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Ryan/Mergent 1-5 Year Treasury Laddered Index in proportion to their weightings in the Ryan/Mergent 1-5 Year Treasury Laddered Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Ryan/Mergent 1-5 Year Treasury Laddered Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in the Ryan/Mergent 1-5 Year Treasury Laddered Index, purchase securities not in the Ryan/Mergent 1-5 Year Treasury Laddered Index which the Adviser believes are appropriate to substitute for certain securities in the Ryan/Mergent 1-5 Year Treasury Laddered Index or utilize various combinations of other available investment techniques, in seeking to track the Ryan/Mergent 1-5 Year Treasury Laddered Index. The Fund may sell securities that are represented in the Ryan/Mergent 1-5 Year Treasury Laddered Index in anticipation of their removal from the Ryan/Mergent 1-5 Year Treasury Laddered Index or purchase securities not represented in the Ryan/Mergent 1-5 Year Treasury Laddered Index in anticipation of their addition to the Ryan/Mergent 1-5 Year Treasury Laddered Index.

Index Methodology

The Ryan/Mergent 1-5 Year Treasury Laddered Index is an equally weighted index that tracks the performance of a selected basket of U.S. Treasury-auctioned issues with fixed coupon rates which track the performance of the U.S. Treasury yield curve based on 5 distinct annual maturities.

Index Construction

The Ryan/Mergent 1-5 Year Treasury Laddered Index is an equally weighted index of 5 distinct annual maturities from 1-5 years.  A February maturity is selected for each annual maturity.  If more than one February issue is available, the most liquid issue will be selected based upon market conditions.  If no February maturity exists then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. All issues will be equally weighted.  As a bond matures, its proceeds will be reinvested in a 5-year maturity so there will be a continuous maturity “laddered” portfolio of approximately 5 securities.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund.  See also the section entitled “Additional Risks” for other risk factors.

Fixed Income Securities Risk

All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Market Risk

The prices of income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the income securities owned by the Fund would adversely affect the trading price of the Fund’s Shares. This “market risk” is usually greater among income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Call Risk

If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before   their maturity date. If a call were exercised by the issuer during a period   of declining interest rates, the Fund is likely to have to replace such   called security with a lower yielding security. If that were to happen, it   would decrease the Fund’s net investment income.

Market Trading Risk

Risk is inherent in all investing.  An investment in the Fund involves risks similar to those of investing in any fund of fixed income securities traded on exchanges.  You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Ryan/Mergent 1-5 Year Treasury Laddered Index.

General Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund’s return may not match the return of the Ryan/Mergent 1-5 Year Treasury Laddered Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Ryan/Mergent 1-5 Year Treasury Laddered Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Ryan/Mergent 1-5 Year Treasury Laddered Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.  If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Ryan/Mergent 1-5 Year Treasury Laddered Index, as would be the case if it purchased all of the securities in the Ryan/Mergent 1-5 Year Treasury Laddered Index with the same weightings as the Ryan/Mergent 1-5 Year Treasury Laddered Index.

Replication Management Risk

Unlike many investment companies, the Fund is not “actively” managed.  Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Ryan/Mergent 1-5 Year Treasury Laddered Index.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

HOW THE FUND HAS PERFORMED

The Fund commenced operations on             , 2007 and therefore does not have a performance history for a full calendar year.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.  Investors purchasing Shares in the secondary market will not pay the Creation/Redemption Transaction Fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.(1)

Shareholder Transaction Expenses (fees paid directly from your investments)	None	*
Standard Creation/Redemption Transaction Fee	$
Maximum Creation/Redemption Transaction Fee(2)	$
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund’s assets)
Management Fees		%
Other Expenses(4)	0.00%
Total Annual Fund Operating Expenses		%

(1)          The Fund had not commenced operations as of the date of this Prospectus.  The expenses listed in the table are estimates based on the expenses the Fund expects to incur for the fiscal year ending October 31, 2007.

(2)          If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)          Expressed as a percentage of average net assets.

(4)          The Trust’s Investment Advisory Agreement provides that the Adviser will pay all expenses of the Fund, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

*                                         See “Creation Transaction Fees and Redemption Transaction Fees” below.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s gross operating expenses remain the same.  Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$	$

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a “Creation Unit”) or multiples thereof.  As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants can purchase or redeem these Creation Units.  Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $    per transaction (regardless of the number of Creation Units involved).  An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $    for each redemption transaction (regardless of the number of Creation Units involved).*  APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.  Assuming an investment in a Creation Unit of $    and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $     if the Creation Unit is redeemed after one year, and $      if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund’s expense ratio.

* See “Creations, Redemptions and Transaction Fees” later in this Prospectus.

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index, except PowerShares High Yield USD Bond Portfolio will normally invest at least 80% of its total assets in component securities of its Underlying Index.  Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index) and in options and futures contracts.  Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index, and in managing cash flows.  The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential securities market declines.  The Adviser anticipates that it may take approximately three business days (i.e., each day the New York Stock Exchange (the “NYSE”) is open) for additions and deletions to each Fund’s Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval.  Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under “Investment Restrictions.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities.  In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent.  This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Trading Issues

Trading in Shares on the           may be halted due to market conditions or for reasons that, in the view of the         , make trading in Shares inadvisable.  In addition, trading in Shares on the            is subject to trading halts caused by extraordinary market volatility pursuant to the                 “circuit breaker” rules.  There can be no assurance that the requirements of the            necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. With respect to the Funds that invest in foreign securities, foreign exchanges may be open on days when such Funds’ Shares are not priced, and therefore, the value of the securities in any such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Fluctuation of Net Asset Value

The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings.  The market prices of the Shares will generally fluctuate in accordance with changes in NAV as

well as the relative supply of and demand for the Shares on the            .  The Adviser cannot predict whether the Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Underlying Index trading individually or in the aggregate at any point in time.  However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund).  In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser of the PowerShares Global Exchange-Traded Fund Trust, also known as PowerShares Global XTF, and the PowerShares Global Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of approximately $       billion as of        , 2007.  PowerShares Global XTF is currently comprised of eighteen exchange-traded funds.

On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $         billion in assets under management as of           , 2007, is listed on the London, New York and Toronto stock exchanges with the symbol “IVZ.”

PowerShares Capital Management LLC has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

The portfolio manager who is primarily responsible for the day-to-day management of the Funds’ portfolios is John W. Southard Jr., CFA, MBA. Mr. Southard is a Managing Director at the Adviser, and has been with the Adviser since its inception in August 2002. Mr. Southard has also been the portfolio manager for each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities from May 2001 to August 2002.

The Funds’ Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Trust.

The Adviser has overall responsibility for the general management and administration of the Trust.  The Adviser provides an investment program for each Fund and manages the investment of the Funds’ assets.  For its services, the Adviser receives a unitary management fee from each Fund which accrues daily and is payable monthly.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing service for the Funds.

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement will be available in the annual report to shareholders for the period ending October 31, 2007.

HOW TO BUY AND SELL SHARES

The Shares will be issued or redeemed by each Fund at NAV per Share only in Creation Units. See “Creations, Redemptions and Transaction Fees.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund will be listed for trading on the secondary market on the          .  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.  The Funds have applied to list their Shares on the           under the following               symbols:

Fund	Trading Symbol
PowerShares Aggregate Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield USD Bond Portfolio
PowerShares Investment Grade Corporate Bond Portfolio
PowerShares 1-30 Laddered Treasury Portfolio
PowerShares 1-20 Laddered Treasury Portfolio
PowerShares 1-10 Laddered Treasury Portfolio
PowerShares 1-5 Laddered Treasury Portfolio
PowerShares Aggregate Preferred Portfolio

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

Book Entry

Shares are held in book-entry form, which means that no securities certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of securities certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the               may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The               or other market information provider intends to disseminate the approximate value of Shares of each Fund every fifteen seconds.  With respect to those Funds that invest in foreign securities, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions.  In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror a Fund’s portfolio, plus a small amount of cash, and a Fund’s Shares may be purchased and sold on the            at prevailing market prices.  Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders or (b) any attempts to market time the Funds by shareholders would not result in a negative impact to the Funds or their shareholders.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.  Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.  For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Underlying Index (the “Deposit Securities”) and generally make a small cash payment referred to as the “Cash Component.”  When purchasing Creation Units of PowerShares Aggregate Bond Portfolio, you will be required to tender cash in lieu of any Deposit Security that is a mortgage TBA transaction except as described below. The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund’s custodian through the facilities of the NSCC, immediately prior to the opening of business each day on the                 .  The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of The Depository Trust Company (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units.  All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the              (ordinarily 4:00 p.m. New York time) (“Closing Time”) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

A fixed Creation Transaction Fee of $      is applicable to each transaction regardless of the number of Creation Units purchased in the transaction.  An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.  The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

[With regard to late-day purchases of the PowerShares Aggregate Bond Portfolio, the Adviser reserves the right not to include cash in the creation basket in place of mortgage TBAs, but rather to substitute Treasury securities of equivalent value and duration as the mortgage TBAs. The Adviser would exercise this right (a) only for purchase orders placed after 2 p.m., Eastern time, or, on days when the Bond Market Association recommends an early bond market close (typically the day before a holiday or holiday weekend), two hours before the recommended closing, and (b) only when, in the Adviser’s reasonable discretion, accepting cash could have a dilutive effect on the Fund’s NAV. In any situation in which the Adviser elects to substitute Treasury securities for mortgage TBAs, the Adviser will promptly notify the investor placing the order, and the investor will have an opportunity to withdraw the order before it is accepted. Once the Adviser informs a prospective purchaser that the creation basket must include Treasury securities rather than mortgage TBAs, it will do so for all subsequent purchase orders that day.]

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 105% of the market value of the missing Deposit Securities.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at a Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business each day of the            , through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”).  Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.  Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes.  When satisfying redemption requests, the PowerShares Aggregate Bond Portfolio intends to substitute, in lieu of each Fund Security that is a mortgage TBA transaction, cash in an amount equal to the price of the TBA. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder.  For more details, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant.  An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the               (ordinarily 4:00 p.m. New York time) in order to receive that day’s closing NAV per Share.  In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

With regard to late-day purchases of the PowerShares Aggregate Bond Portfolio, the Adviser reserves the right not to include cash in the redemption basket in place of mortgage TBAs, but rather to substitute Treasury securities of equivalent value and duration as the mortgage TBAs. The Adviser would exercise this right (a) only for redemption orders placed after 2 p.m., Eastern time, or, on days when the Bond Market Association recommends an early bond market close (typically the day before a holiday or holiday weekend), two hours before the recommended closing, and (b) only when, in the Adviser’s reasonable discretion, delivering cash could have a dilutive effect on the Fund’s NAV. In any situation in which the Adviser elects to substitute Treasury securities for mortgage TBAs, the Adviser will promptly notify the investor placing the order, and the investor will have an opportunity to withdraw the order before it is accepted. Once the Adviser informs a redeeming shareholder that the redemption basket will include Treasury securities rather than mortgage TBAs, it will do so for all subsequent redemption orders that day.

A fixed Redemption Transaction Fee of $     is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction.  An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash.  Each Fund reserves the right to effect redemptions in cash.  A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request.  See “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Oridnarilly, dividends from net investment income, if any, are declared and paid monthly.  Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•                                          Your Fund makes distributions,

•                                          You sell your Shares listed on the                   , and

•                                          You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarilly, dividends from net investment income, if any, are declared and paid monthly.  Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.  In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund.  Dividends paid out of a Fund’s income and net short-term gains, if any, are taxable as ordinary income.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.  In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.  Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter.  A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.  The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid.  A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  You may also be subject to state and local tax on Fund distributions and sales of Fund Shares.  Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.  For more information, please see the Statement of Additional Information section “Taxes.”

Foreign Income Taxes

Each Fund may elect to pass its credits for foreign income taxes through to its shareholders for a taxable year if more than 50% of its assets at the close of the year, by value, consists of stock and securities of foreign corporations.  If the Fund makes this election, each shareholder will be treated as having paid a proportionate share of the Fund’s foreign income taxes, but the shareholder must include an equal amount in gross income.  See the Statement of Additional Information section “Taxes.”

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund.  It is not a substitute for personal tax advice.  You may also be subject to state and local tax on Fund distributions and sales of Fund Shares.  Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.  For more information, please see the Statement of Additional Information section “Taxes.”

DISTRIBUTOR

AIM Distributors, Inc. (the “Distributor”) serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

NET ASSET VALUE

The Bank of New York (“BONY”) calculates each Fund’s NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time.  NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent.  All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value.  Market value generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. Common stocks and other equity securities are valued at the last sales price that day. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. The Adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

FUND SERVICE PROVIDERS

BONY is the administrator, custodian and fund accounting and transfer agent for each Fund.  Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

                                   , serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

INDEX PROVIDERS

Deutsche Bank Securities Inc. is the Index Provider for the PowerShares Emerging Markets Sovereign Debt Portfolio.  DB is not affiliated with the Trust, the Adviser or the Distributor.  The Adviser has entered into a license agreement with the Index Provider to use the DB Emerging Market USD Liquid Balanced Index.  The PowerShares Emerging Markets Sovereign Debt Portfolio is entitled to use the  DB Emerging Market USD Liquid Balanced Index pursuant to a sub-licensing arrangement with the Adviser.

Merrill Lynch, Pierce, Fenner & Smith, Incorporated is the Index Provider for the PowerShares Aggregate Bond Portfolio and PowerShares Aggregate Preferred Portfolio.  MLPF&S is not affiliated with the Trust, the Adviser or the Distributor.  The Adviser has entered into a license agreement with MLPF&S to use the Merrill Lynch U.S. Corporate, Government & Mortgage Index, and the Merrill Lynch Fixed Rate Preferred Securities Index. the PowerShares Aggregate Bond Portfolio and PowerShares Aggregate Preferred Portfolio  are entitled to use their respective Underlying Indices pursuant to a sub-licensing agreement with the Adviser.

Wachovia Corporation and Wachovia Cap Markets, (collectively, “Wachovia”) serve as Index Provider for the PowerShares High Yield USD Bond Portfolio and PowerShares Investment Grade Corporate Bond Portfolio and own intellectual property rights in the underlying indices.  The Wachovia High Yield Bond Index and the Wachovia Yield Focused Investment Grade Bond Index are trademarks of Wachovia Corporation and have been licensed for use by the Adviser.  The Funds are not sponsored, endorsed, sold or promoted by Wachovia Corporation or its affiliates and Wachovia Corporation makes no representation regarding the advisability of investing in the Funds. The PowerShares High Yield USD Bond Portfolio and PowerShares Investment Grade Corporate Bond Portfolio are entitled to use their respective Underlying Indices pursuant to a sub-licensing agreement with the Adviser.

Mergent® is a registered trademark of Mergent, Inc. and Ryan is a trade name of Ryan Holdings, LLC and each have been licensed for use by PowerShares Capital Management LLC. Mergent, Inc., ALM Research Solutions, LLC and Ryan Holdings, LLC, collectively are the Index Provider for the PowerShares 1-30 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio.  are not sponsored, endorsed, sold or promoted by Mergent, ALM or Ryan.  Mergent, ALM and Ryan make no representation or warranty, express or implied, to the shareholders of this Product or any member of the public regarding the advisability of investing in securities generally or in the Underlying Indexes particularly or the ability of any data supplied by Mergent, ALM or Ryan to track general stock market performance.  Mergent, ALM and Ryan’s only relationship to this sponsor is the licensing of certain trademarks and trade names of Mergent, ALM or Ryan, and of the data supplied by Mergent, ALM or Ryan which is determined, composed and calculated by Mergent, ALM or Ryan without regard to this Product or its common shares.  Mergent, ALM and Ryan has no obligation to take the needs of PowerShares or the shareholders of the Product into consideration in determining, composing or calculating the data supplied by Mergent, ALM or Ryan.  Mergent, ALM and Ryan are not responsible for and has not participated in the determination of the prices of the shares of the Product or the timing of the issuance or sale of such shares.  Mergent, ALM or Ryan have no obligation or liability in connection with the administration, marketing or trading of this Product or its common shares. . The PowerShares 1-30 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio are entitled to use their respective Underlying Indices pursuant to a sub-licensing agreement with the Adviser.

The                develops, calculates, and maintains its own proprietary Indices and serves as the calculation agent for third-party indices.           publishes index values to market data vendors through the facilities of the Consolidated Tape Association’s Network B.  The more than 200 index values currently calculated by the         are used as benchmarks, or to support the trading of exchange traded funds, index options and other structured products listed on the              .  Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the          as early as practicable prior to the effectiveness

of the change or scheduled event – these announcements are currently available on the Index Daily List on [http://                       ..]

DISCLAIMERS

The Ryan/Mergent 1-30 Year Treasury Laddered Index, Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and the Ryan/Mergent 1-5 Year Treasury Laddered Index are trademarks of Ryan/Mergent and have been licensed for use for certain purposes by the Adviser.  The Wachovia High Yield Bond Index and the Wachovia Yield Focused Investment Grade Bond Index are trademarks of Wachovia and have been licensed for use for certain purposes by the Adviser. The DB Emerging Markets USD Liquid Balanced Index is a trademark of DB and has been licensed for use for certain purposes by the Adviser. The Merrill Lynch U.S. Corporate, Government & Mortgage Index and the Merrill Lynch Fixed Rate Preferred Securities Index are trademarks of MLPF&S and have been licensed for use for certain purposes by the Adviser.  Set forth below is a list of each Fund and the Underlying Index:

Fund	Underlying Index

PowerShares Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced index
PowerShares Aggregate Preferred Portfolio	Merrill Lynch Fixed Rate Preferred Securities Index
PowerShares High Yield USD Bond Portfolio	Wachovia High Yield Bond Index
PowerShares Investment Grade Corporate Bond Portfolio	Wachovia Yield Focused Investment Grade Bond Index
PowerShares Aggregate Bond Portfolio	Merrill Lynch U.S. Corporate, Government & Mortgage Index
PowerShares 1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index
PowerShares 1-20 Laddered Treasury Portfolio	Ryan/Mergent 1-20 Year Treasury Laddered Index
PowerShares 1-10 Laddered Treasury Portfolio	Ryan/Mergent 1-10 Year Treasury Laddered Index
PowerShares 1-5 Laddered Treasury Portfolio	Ryan/Mergent 1-5 Year Treasury Laddered Index

None of the Funds is sponsored, endorsed, sold or promoted by the DB, Wachovia, MLPF&S and Ryan/Mergent and DB, Wachovia, MLPF&S and Ryan/Mergent do not make any representation regarding the advisability of investing in Shares of these Funds.

DB, Wachovia, MLPF&S and Ryan/Mergent make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly.  As the Index Provider, DB’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of DB and the  DB Emerging Market USD Liquid Balanced Index. MLPF&S’ only relationship to the Distributor, the Adviser or the Trust is the licensing of certain MLPF&S trademarks and trade names of MLPF&S, Merrill Lynch U.S. Corporate, Government & Mortgage Index and the Merrill Lynch Fixed Rate Preferred Securities Index, which are composed by MLPF&S without regard to the Distributor, Adviser or the Trust. Wachovia’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Wachovia trademarks and trade names of Wachovia, Wachovia High Yield Bond Index and the Wachovia Yield Focused Investment Grade Bond Index, which are composed by Wachovia without regard to the Distributor. Ryan/Mergent’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Ryan/Mergent trademarks and trade names of Ryan/Mergent, Ryan/Mergent 1-30 Year Treasury Laddered Index, Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and the Ryan/Mergent 1-5 Year Treasury Laddered Index,  which are composed by Ryan/Mergent without regard to the Distributor, Adviser or the Trust.               acts as the exchange on which the Shares are traded.

The Underlying Indices are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares.  DB, Wachovia, MLPF&S and Ryan/Mergent have no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indices.  DB, Wachovia, MLPF&S and Ryan/Mergent are not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto.  DB, Wachovia, MLPF&S and Ryan/Mergent have no obligation or liability in connection with the administration of the Trust, or marketing of the Shares DB, Wachovia, MLPF&S and Ryan/Mergent do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the DB, Wachovia, MLPF&S and Ryan/Mergent shall have no liability for any errors, omissions, or interruptions therein.  DB, Wachovia, MLPF&S and Ryan/Mergent make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indices or any data included therein.  DB, Wachovia, MLPF&S and Ryan/Mergent make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein, the Funds, the Trust or the Shares.  Without limiting any of the foregoing, in no event shall DB, Wachovia, MLPF&S or Ryan/Mergent have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indices or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.  The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein.  The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indices or any data included therein.  The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein.  Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indices even if notified of the possibility of such damages.

“Deutsche Bank” and “DB Emerging Market USD Liquid Balanced IndexSM” are reprinted with permission.  © Copyright 2007 Deutsche Bank AG.  All rights reserved.  “Deutsche Bank” and DB Emerging Market USD Liquid Balanced IndexSM are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by the Adviser.  The PowerShares Emerging Markets Sovereign Debt Portfolio is not sponsored, endorsed, sold or promoted by Deutsche Bank AG or any of its affiliates of subsidiaries.  Deutsche Bank AG and Deutsche Bank Securities Inc., as Index Provider, make no representation, express or implied, regarding the advisability of investing in this product.  As the Index Provider, Deutsche Bank AG and Deutsche Bank Securities Inc. are licensing certain trademarks, the underlying Index and trade names which are composed by Deutsche Bank AG and Deutsche Bank Securities Inc. without regard to this Index, this product or any investor.

The PowerShares Emerging Markets Sovereign Debt Portfolio is not sponsored, endorsed, sold or promoted by Deutsche Bank AG or any subsidiary or affiliate of Deutsche Bank AG, including Deutsche Bank Securities Inc.  The Deutsche Bank DB Emerging Market USD Liquid Balanced Index is the exclusive property of Deutsche Bank AG.  “Deutsche Bank” and “DB Emerging Market USD Liquid Balanced Index” are service marks of Deutsche Bank AG and have been licensed for use for certain purposes by the Adviser.  Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the Underlying Index makes any representation or warranty, express or implied, concerning the Underlying Index, the Product or the advisability of investing in securities generally.  Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Index has any obligation to take the needs of PowerShares Emerging Markets Sovereign Debt Portfolio, the Adviser, or its clients into consideration in determining, composing or calculating the Underlying Index.  Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the Underlying Index is responsible for or has participated in the determination of the timing of, prices at, quantities or valuation of the Fund.  Neither Deutsche Bank AG, any affiliate of Deutsche Bank AG nor any other party involved in, or related to, making or compiling the DB Index has any obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE DB INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE DB INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN.  NEITHER DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DEUTSCHE BANK AG, ANY AFFILIATE OF DEUTSCHE BANK AG OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DEUTSCHE BANK AG AND THE ADVISER.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Deutsche Bank trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Deutsche Bank to determine whether Deutsche Bank’s permission is required.  Under no circumstances may any person or entity claim any affiliation with Deutsche Bank without the written permission of Deutsche Bank.

“Merrill Lynch,” “Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM”  and “Merrill Lynch Fixed Rate Preferred Securities IndexSM” are reprinted with permission. © Copyright 2007 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  All rights reserved.  “Merrill Lynch,” “Merrill Lynch U.S. Corporate, Government & Mortgage Index SM”  and “Merrill Lynch Fixed Rate Preferred Securities Index” are service marks of Merrill Lynch and have been licensed for use for certain purposes by

PowerShares Capital Management LLC.  PowerShares Aggregate Bond Portfolio and PowerShares Aggregate Preferred Portfolio are based on the Merrill Lynch U.S. Corporate, Government & Mortgage Index and the Merrill Lynch Fixed Rate Preferred Securities Index, respectively, and are not sponsored, endorsed, sold or promoted by Merrill Lynch.  Merrill Lynch, as Index Provider, makes no representation, express or implied, regarding the advisability of investing in this product or the Index and does not guarantee the quality, accuracy or completeness of the Index or any Index related data included herein or derived therefrom and assumes no liability in connection with their use.  As the Index Provider, Merrill Lynch is licensing certain trademarks, the underlying Index and trade names which are composed by Merrill Lynch without regard to PowerShares, the Issuer, this product or any investor.

The PowerShares Aggregate Bond Portfolio and PowerShares Aggregate Preferred Portfolio are not sponsored, endorsed, sold or promoted by Merrill Lynch, Pierce, Fenner & Smith Incorporated, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM  or Merrill Lynch Fixed Rate Preferred Securities IndexSM.  The Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM  or Merrill Lynch Fixed Rate Preferred Securities IndexSM are the exclusive property of Merrill Lynch.  “Merrill Lynch U.S. Corporate, Government & Mortgage Index SM”  and “Merrill Lynch Fixed Rate Preferred Securities IndexSM” are service marks of Merrill Lynch and have been licensed for use for certain purposes by PowerShares Capital Management LLC.  Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM  or Merrill Lynch Fixed Rate Preferred Securities IndexSM makes any representation or warranty, express or implied, to the owners of the PowerShares Aggregate Bond Portfolio or PowerShares Aggregate Preferred Portfolio or any member of the public regarding the advisability of investing in securities generally or in the PowerShares Aggregate Bond Portfolio or PowerShares Fixed Rate Financial Preferred Portfolio particularly or the ability of the Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM  or Merrill Lynch Fixed Rate Preferred Securities IndexSM to track the corresponding market performance.  Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM  and Merrill Lynch Fixed Rate Preferred Securities IndexSM, which are determined, composed and calculated by Merrill Lynch without regard to PowerShares Capital Management LLC, the sponsor of the PowerShares Aggregate Bond Portfolio or PowerShares Aggregate Preferred Portfolio or the owners of PowerShares Aggregate Bond Portfolio or PowerShares Aggregate Preferred Portfolio.  Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM  or Merrill Lynch Fixed Rate Preferred Securities IndexSM is responsible for or has participated in the determination of the timing of, prices at, or quantities of the PowerShares Aggregate Bond Portfolio or PowerShares Aggregate Preferred Portfolio to be issued or in the determination or calculation of the equation by which the PowerShares Aggregate Bond Portfolio or PowerShares Aggregate Preferred Portfolio is to be redeemable for cash.  Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM  or Merrill Lynch Fixed Rate Preferred Securities IndexSM has any obligation or liability in connection with the administration, marketing or trading of the Merrill Lynch U.S. Corporate, Government & Mortgage IndexSM  or Merrill Lynch Fixed Rate Preferred Securities IndexSM.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEXSM  OR MERRILL LYNCH FIXED RATE PREFERRED SECURITIES INDEXSM WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE MERRILL LYNCH U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEXSM  OR MERRILL LYNCH FIXED RATE PREFERRED SECURITIES INDEXSM

OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEXSM  OR MERRILL LYNCH FIXED RATE PREFERRED SECURITIES INDEXSM MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES CAPITAL MANAGEMENT LLC, POWERSHARES EXCHANGE - TRADED FUND TRUST, OWNERS OF THE POWERSHARES AGGREGATE BOND PORTFOLIO OR POWERSHARES AGGREGATE PREFERRED PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MERRILL LYNCH U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEXSM  OR MERRILL LYNCH FIXED RATE PREFERRED SECURITIES INDEXSM OR ANY DATA INCLUDED THEREIN.  NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH FIXED RATE PREFERRED SECURITIES INDEXSM MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MERRILL LYNCH U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEXSM  OR MERRILL LYNCH FIXED RATE PREFERRED SECURITIES INDEXSM OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH U.S. CORPORATE, GOVERNMENT & MORTGAGE INDEXSM  OR MERRILL LYNCH FIXED RATE PREFERRED SECURITIES INDEXSM HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Merrill Lynch to determine whether Merrill Lynch’s permission is required.  Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

PowerShares High Yield USD Bond Portfolio and PowerShares Investment Grade Corporate Bond Portfolio are not sponsored, endorsed, sold or promoted by Wachovia. Wachovia makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of any data supplied by Wachovia to track preferred stock performance.  Wachovia’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of Wachovia and of the data supplied by Wachovia that is determined, composed and calculated by Wachovia without regard to these Funds or the Shares.  Wachovia has no obligation to take the needs of or the Funds into consideration when determining, composing or calculating the data.  Wachovia has no obligation or liability in connection with the administration, marketing or trading of the Funds.

WACHOVIA, MERGENT, ALM AND RYAN DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR ANY DATA INCLUDED THEREIN.  WACHOVIA, MERGENT, ALM AND RYAN MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY WACHOVIA, MERGENT, ALM OR RYAN OR ANY DATA INCLUDED THEREIN.  WACHOVIA,

MERGENT, ALM AND RYAN MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WACHOVIA, MERGENT, ALM OR RYAN OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING.  IN NO EVENT SHALL WACHOVIA, MERGENT, ALM OR RYAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PowerShares High Yield USD Bond Portfolio is based on the Wachovia High Yield Bond Index and PowerShares Investment Grade Corporate Bond Portfolio is based on the Wachovia Yield Focused Investment Grade Bond Index, and the value of the Wachovia High Yield Bond Index and the Wachovia Yield Focused Investment Grade Bond Index are derived from sources deemed reliable, but Wachovia, its designated third party calculation agents and their suppliers do not guarantee the correctness or completeness of the Wachovia High Yield Bond Index or the Wachovia Yield Focused Investment Grade Bond Index, their values or other information furnished in connection with Wachovia High Yield Bond Index or the Wachovia Yield Focused Investment Grade Bond Index. Neither Wachovia nor the third party calculation agents for the indices make any warranty, express or implied, as to results to be obtained by PowerShares, Wachovia, or any of their customers, the investors in the Funds or the Shares, or any other person or entity from the use of the PowerShares High Yield USD Bond Portfolio or the PowerShares Investment Grade Corporate Bond Portfolio, the Wachovia High Yield Bond Index or the Wachovia Yield Focused Investment Grade Bond Index or any data or values included therein or in connection therewith. Neither Wachovia nor the third party calculation agents for the indices makes any express or implied warranties, and they expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to the PowerShares High Yield USD Bond Portfolio and the PowerShares Investment Grade Corporate Bond Portfolio, Wachovia High Yield Bond Index and the Wachovia Yield Focused Investment Grade Bond Index or any data or values included therewith.

OTHER INFORMATION

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an Securities and Exchange Commission exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares.  Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the           is satisfied by the fact that the prospectus is available at the          upon

request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Funds’ Statement of Additional Information (“SAI”).  The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus.  This means that the SAI, for legal purposes, is a part of this Prospectus.  If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

Call:

AIM Distributors, Inc. at 1-800-337-4246

Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:               PowerShares Global Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173

Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission’s Public Reference Section, Washington, D.C. 20549.  The Trust’s registration number under the 1940 Act is 811-21977.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information.  Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS’ SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS.  THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

Subject to Completion

Preliminary Statement of Additional Information dated July 24, 2007
The information in this Statement of Additional Information is not complete and may be changed.  The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-21977

PowerShares Global Exchange-Traded Fund Trust

Statement of Additional Information

Dated                     , 2007

This Statement of Additional Information is not a prospectus.  It should be read in conjunction with the Prospectus dated                   , 2007 for the PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield USD Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares Aggregate Preferred Portfolio, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, each a series of the PowerShares Global Exchange-Traded Fund Trust (the “Trust”), as it may be revised from time to time.  Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, AIM Distributors Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 337-4246.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eighteen portfolios.  This Statement of Additional Information relates to nine of the investment portfolios: the PowerShares Emerging Markets Soverign Debt Portfolio, PowerShares Aggregate Preferred Portfolio, PowerShares High Yield USD Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio (each a “Fund” and, together, the “Funds”).  All of the Funds, are “non diversified” and, as such, such Funds’ investments are not required to meet certain diversification requirements under the 1940 Act.  The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The other nine funds of the Trust, the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio and PowerShares FTSE RAFI International Real Estate Portfolio are offered through two separate prospectuses.

The Funds are managed by PowerShares Capital Management LLC (the “Adviser”).

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of equity securities included in the relevant Underlying Indices (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).  The Funds anticipate that their Shares will be listed on the              Stock Exchange (the “             “).  Fund Shares will trade on the           at market prices that may be below, at or above NAV.  Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment.  Creation Units are aggregations of 100,000 Shares.  In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares.  Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities.  See the “Creation and Redemption of Creation Unit Aggregations” section.  In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.  In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Correlation is calculated at each Fund’s fiscal year end by comparing the Fund’s average daily total returns, before fees and expenses, to its Underlying Index’s average daily total return over the prior one year period or since inception if the Fund has been in existence for less than one year.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the           necessary to maintain the listing of Shares of each Fund will continue to be met.  The           may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the         , makes further dealings on the         inadvisable.  The               will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other securities traded on the           , brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the PowerShares Emerging Markets Sovereign Debt Bond Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the “DB Emerging Market USD Liquid Balanced Index (the “Underlying Index”).

The investment objective of the PowerShares Aggregate Preferred Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the “Merrill Lynch Fixed Rate Preferred Securities Index” (the “Underlying Index”).

The investment objective of the PowerShares High Yield USD Bond Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the “Wachovia High Yield U.S. Bond Index” (the “Underlying Index”).

The investment objective of the PowerShares Investment Grade Corporate Bond Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the “Wachovia Yield Focused Investment Grade Bond Index” (the “Underlying Index”).

The investment objective of the PowerShares Aggregate Bond Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the “Merrill Lynch U.S. Corporate, Government & Mortgage Index ™” (the “Underlying Index”).

The investment objective of the PowerShares 1-30 Laddered Treasury Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the “Ryan/Mergent 1-30 Year Treasury Laddered Index” (the “Underlying Index”).

The investment objective of the PowerShares 1-20 Laddered Treasury Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the “Ryan/Mergent 1-20 Year Treasury Laddered Index” (the “Underlying Index”).

The investment objective of the PowerShares 1-10 Laddered Treasury Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and

2

expenses) of an index called the “Ryan/Mergent 1-10 Year Treasury Laddered Index” (the “Underlying Index”).

The investment objective of the PowerShares 1-5 Laddered Treasury Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the “Ryan/Mergent 1-5 Year Treasury Laddered Index” (the “Underlying Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board” or the “Trustees”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (7) below.  Each Fund, as a fundamental policy, may not:

(1)                                  Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index that the Fund replicates, concentrates in an industry or group of industries.  This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)                                  Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3)                                  Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)                                  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(5)                                  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)                                  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)                                  Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than

3

50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

(1)                                  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)                                  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)                                  Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)                                  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)                                  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

Bonds. The Aggregate Bond Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield USD Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio and the PowerShares Aggregate Preferred Portfolio invest in bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. Each Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to

4

fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

Corporate Bonds. The Aggregate Bond Portfolio, PowerShares High Yield USD Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio and the PowerShares Aggregate Preferred Portfolio, may invest in investment grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

High Yield Securities. The PowerShares High Yield USD Bond Portfolio invests a large percentage of its assets in high yield debt securities. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by the Fund.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value per share of the Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available. However, any Fund that may invest in high yield securities intends to invest primarily in high yield securities that the Investment Adviser believes have greater liquidity than the broader high yield securities market as a whole.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the

5

market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Mortgage Pass-Through Securities. A significant portion of the Underlying Index of the PowerShares Aggregate Bond Portfolio represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the Fund’s assets are invested to seek exposure to U.S. agency mortgage pass-through securities included in such indexes. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund intends to use TBA transactions in several ways. For example, each Fund expects that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll”, each Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, each Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, each Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. The Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Funds.

[The Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with the Adviser. The Fund will assume its pro rata share of fees and expenses of any money market fund that it may invest in, in addition to its own fees and expenses.]

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Municipal  Securities. The PowerShares Aggregate Bond Portfolio may invest in municipal securities which are securities generally issued by states and local governments and their agencies, authorities and other  instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Privately Issued Securities. The PowerShares Aggregate Preferred Portfolio and PowerShares Aggregate Bond Fund may invest in privately issued securities,  including those which may be resold only in accordance with Rule 144A under the Securities Act (“Rule 144A Securities”). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Funds.

Ratings. An investment-grade rating means the security or issuer is rated investment-grade by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”)and Fitch Ratings, Ltd. (“Fitch)or another credit rating agency designated as a nationally recognized  statistical rating organization (“NRSRO”) by the SEC, or is unrated but considered to be of equivalent quality by the Adviser. Bonds rated Baa by Moody’s or BBB by S&P or above are considered “investment grade” securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

U.S. Government Obligations.  Certain of the Funds may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury  obligations and Government National Mortgage Association, certificates or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Bank notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. Registered Securities of Foreign Issuers.  The PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Preferred Portfolio, PowerShares High Yield USD Bond Portfolio and PowerShares Aggregate Bond Portfolio may invest in U.S. registered, dollar- denominated bonds of foreign corporations, governments, agencies and supra-national entities. Investing in U.S. registered, dollar-denominated, investment grade bonds issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

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Loans of Portfolio Securities.  Each Fund may lend its investment securities to approved borrowers.  Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  These loans cannot exceed 33 1/3% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan.  From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements.  Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date.  These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest.  Repurchase agreements may be characterized as loans secured by the underlying securities.  Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”).  The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks.  For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund’s ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest.  The collateral is marked to market daily.

Reverse Repurchase Agreements.  Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing.  The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date.  Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities.  Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash.  Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund.  The

8

use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets.  The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.  Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments.  Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity.  The instruments in which each Fund may invest include:  (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds.  CDs are short-term negotiable obligations of commercial banks.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies.  Each Fund may invest in the securities of other investment companies (including money market funds).  Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Illiquid Securities.  Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities.  Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options.  Each Fund may enter into U.S. futures contracts, options and options on futures contracts.  These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs.  Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange.  Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time.  A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time.  The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised.  Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase.  Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price.  Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices.  Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made.  Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

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An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs.  Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund.  The potential for loss related to writing call options on equity securities or indices is unlimited.  The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts.  The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”).  Therefore, it is not subject to the registration and regulatory requirements of the CEA.  There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectus and this Statement of Additional Information.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded).  This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract.

Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset.  In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset.  Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments.  The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

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The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  These transactions generally do not involve the delivery of securities or other underlying assets or principal.

The use of swap agreements involves certain risks.  For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the Prospectus in the “Principal Risks of Investing in the Funds” and “Additional Risks” sections.  The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares).  Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities.  There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts.  First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index.  In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited.  Each Fund does not plan to use futures and options contracts in this way.  The risk of a futures position may still be large as traditionally measured due to the low margin deposits required.  In many cases, a relatively small price movement in a

11

futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit.  Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in securities.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index.  There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation.  The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.  Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses.  In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements.  The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make.  Swap agreements are also subject to the risk that the swap counterparty will default on its obligations.  If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction.  However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).  Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in securities.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the “Investment Advisory Agreement”) is the responsibility of the Board of Trustees. The Trust currently has six Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” or “independent” Trustees (“Independent Trustees”). The other Trustee (the “Management Trustee”) is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated

12

person of the Adviser. As of the date of this Statement of Additional Information, the Fund Complex consists of the Trust’s eighteen portfolios, one other exchange-traded fund with seventy portfolios advised by the Adviser and             other portfolios advised by an affiliated person of the Adviser.

Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees

Ronn R. Bagge (49) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	88	None

Marc M. Kole (46) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Assistant Vice President and Controller, Priority Health (September 2005-present); formerly, Interim CFO, Priority Health (July 2006-April 2007); formerly Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	88	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Member, Bell, Boyd & Lloyd LLC (1989-Present)	88	None

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Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees

Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-present); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995- February 2006)	88	None

Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	88	None

*This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.

The Trustee who is affiliated with the Adviser or affiliates of the Adviser and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

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Name, Address and Age of Management Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Management Trustee	Other Directorships Held by Management Trustee

H. Bruce Bond (44) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee and Chief Executive Officer	Since 2006	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	88	None

*This is the period for which the Trustee began serving the Trust.  Each Trustee serves an indefinite term, until his successor is elected.

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years

Bruce T. Duncan (52) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer and Treasurer	Since 2007

Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007

General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2007

Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999 - 2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

* This is the period for which the Trustee/Officer began serving the Trust.  Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares Aggregate Bond Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares Investment Grade Corporate Bond Portfolio (As of December 31, 2006)

Ronn R. Bagge	None	None

Marc M. Kole	None	None

D. Mark McMillan	None	None

Philip M. Nussbaum	None	None

Donald H. Wilson	None	None

H. Bruce Bond	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Emerging Markets Sovereign Debt Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares High Yield USD Bond Portfolio (As of December 31, 2006)

Ronn R. Bagge	None	None

Marc M. Kole	None	None

D. Mark McMillan	None	None

Philip M. Nussbaum	None	None

Donald H. Wilson	None	None

H. Bruce Bond	None	None

Name of Trustee	Dollar Range of Equity Securities in the PowerShares 1-30 Laddered Treasury Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares 1-20 Laddered Treasury Portfolio (As of December 31, 2006)

Ronn R. Bagge	None	None

Marc M. Kole	None	None

D. Mark McMillan	None	None

Philip M. Nussbaum	None	None

Donald H. Wilson	None	None

H. Bruce Bond	None	None

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Name of Trustee	Dollar Range of Equity Securities in the PowerShares 1-10 Laddered Treasury Portfolio (As of December 31, 2006)	Dollar Range of Equity Securities in the PowerShares 1-5 Laddered Treasury Portfolio (As of December 31, 2006)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (As of December 31, 2006)

Ronn R. Bagge	None	None	over $100,000

Marc M. Kole	None	None	over $100,000

D. Mark McMillan	None	None	None

Philip M. Nussbaum	None	None	$10,001-$50,000

Donald H. Wilson	None	None	None

H. Bruce Bond	None	None	over $100,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

The Trust and the PowerShares Exchange-Traded Fund Trust (the “Initial Trust”) pay each Independent Trustee an annual retainer of $130,000 for their service as Trustee, half of which is allocated pro rata between the series of the Trust and the series of the Initial Trust, and the other half of which is allocated between the Funds and the series of the Initial Trust based on average net assets. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Board has an Audit Committee, consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls.

The Board also has a Nominating and Governance Committee consisting of the five Independent Trustees. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership.

The Trustees’ fees are allocated among the funds based on net assets. The following sets forth the fees expected to be paid to each Trustee for the fiscal year ending October 31, 2007:

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Name of Trustee	Aggregate Compensation From Trust		Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex

Ronn R. Bagge		*	N/A	$140,000

Marc M. Kole*		*	N/A	$130,000

D. Mark McMillan		*	N/A	$130,000

Philip M. Nussbaum		*	N/A	$140,000

Donald H. Wilson*		*	N/A	$130,000

H. Bruce Bond	N/A		N/A	N/A

*                 Each Independent Trustee receives an annual retainer of $130,000, half of which is allocated pro rata between the series of the Trust and the series of the Initial Trust, and the other half of which is allocated between the series of the Trust and the series of the Initial Trust based on average net assets. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner.

The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Investment Adviser.  The Adviser provides investment tools and portfolios for advisers and investors.  The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches.  Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds.  The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Manager.  In managing the Funds’ investments, the portfolio manager primarily responsible for the day-to-day management of the Funds’ portfolios is John Southard.  Other than the eighteen funds of the Trust, Mr. Southard manages seventy portfolios of the Initial Trust, with a total of approximately $          in assets, no pooled investment vehicles and no other accounts.

Although the Funds in the Trust that are managed by Mr. Southard may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the portfolio manager or the Adviser.

Mr. Southard is compensated with a fixed salary amount pursuant to a written executive employment agreement with the Adviser. Mr. Southard is eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, Mr. Southard or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by Mr. Southard.

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As of          , 2007, Mr. Southard did not own any securities of the Trust.

Investment Advisory Agreement.  Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage expenses, distribution fees, litigation expenses and other extraordinary expenses.  For its services to each Fund, each Fund has agreed to pay an annual fee equal to a percentage of its average daily net assets set forth in the chart below (the “Advisory Fee”).

Fund	Fee
PowerShares Emerging Markets Sovereign Debt Portfolio	% of average daily net assets
PowerShares Aggregate Preferred Portfolio	% of average daily net assets
PowerShares High Yield USD Bond Portfolio	% of average daily net assets
PowerShares Investment Grade Corporate Bond Portfolio	% of average daily net assets
PowerShares Aggregate Bond Portfolio	% of average daily net assets
PowerShares 1-30 Laddered Treasury Portfolio	% of average daily net assets
PowerShares 1-20 Laddered Treasury Portfolio	% of average daily net assets
PowerShares 1-10 Laddered Treasury Portfolio	% of average daily net assets
PowerShares 1-5 Laddered Treasury Portfolio	% of average daily net assets

The Adviser has overall responsibility for the general management and administration of the Trust.  The Adviser provides an investment program for the Funds and manages the investment of the Funds’ assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.  The Investment Advisory Agreement continues until April 30, 2009, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees.  The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on  60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187. On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager.

Administrator.  The Bank of New York (“BONY” or the “Administrator”) serves as administrator for the Funds.  Its principal address is 101 Barclay Street, New York, NY 10286.

BONY serves as administrator for the Trust pursuant to an administrative services agreement (the “Administrative Services Agreement”).  Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund.  BONY will generally assist in all aspects of the Trust’s and the Funds’ operations, including supply and maintain office facilities (which may be in BONY’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial

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information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Custodian, Transfer Agent and Fund Accounting Agent.  BONY, located at 101 Barclay Street, New York, NY 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the “Custodian Agreement”).  As custodian, BONY holds the Funds’ assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses.  BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement.  Further, BONY serves as Fund accounting agent pursuant to a fund accounting agreement (the “Fund Accounting Agreement”).  As compensation for the foregoing services, BONY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from the Advisory Fee.

Distributor.  AIM Distributors, Inc. (the “Distributor”) is the distributor of the Funds’ Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Units.”

Aggregations.  Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares.  Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository” below).

Index Providers.  Set forth below is a list of each Fund and the Underlying Index upon which it is based.  The Ryan/Mergent 1-30 Year Treasury Laddered Index, Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and the Ryan/Mergent 1-5 Year Treasury Laddered Index are compiled by Mergent Inc., ALM Research Solutions , LLC and Ryan Holdings, LLC (collectively, “Ryan/Mergent”).  The Wachovia High Yield Bond Index and the Wachovia Yield Focused Investment Grade Bond Index are trademarks of Wachovia Corporation (“Wachovia”). The DB Emerging Market USD Liquid Balanced Index is a trademark of Deutsche Bank Securities (“DB”). The Merrill Lynch U.S. Corporate, Government & Mortgage Index

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and the Merrill Lynch Fixed Rate Preferred Securities Index are trademarks of Merrill Lynch, Pierce, Fenner & Smith, Incorporated (“MLPF&S).

Fund	Underlying Index
PowerShares Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced index
PowerShares Aggregate Preferred Portfolio	Merrill Lynch Fixed Rate Preferred Securities Index
PowerShares High Yield USD Bond Portfolio	Wachovia High Yield Bond Index
PowerShares Investment Grade Corporate Bond Portfolio	Wachovia Yield Focused Investment Grade Bond Index
PowerShares Aggregate Bond Portfolio	Merrill Lynch U.S. Corporate, Government & Mortgage Index
PowerShares 1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index
PowerShares 1-20 Laddered Treasury Portfolio	Ryan/Mergent 1-20 Year Treasury Laddered Index
PowerShares 1-10 Laddered Treasury Portfolio	Ryan/Mergent 1-10 Year Treasury Laddered Index
PowerShares 1-5 Laddered Treasury Portfolio	Ryan/Mergent 1-5 Year Treasury Laddered Index

DB, Wachovia, MLPF&S and Ryan/Mergent are not affiliated with the Funds or with the Adviser.  Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with DB, Wachovia, MLPF&S and Ryan/Mergent.  The Funds reimburse the Adviser for the licensing fee payable to DB, Wachovia, MLPF&S and Ryan/Mergent.

The only relationships that DB, Wachovia, MLPF&S and Ryan/Mergent has with the Adviser or Distributor of the Funds in connection with the Funds are that DB, Wachovia, MLPF&S and Ryan/Mergent have licensed certain of their intellectual property, including the determination of the component securities of the Underlying Indices and the name of the Underlying Indices; and the [          ] lists the Shares of the Funds pursuant to listing agreements with the Trust.  The Underlying Indices are selected and calculated without regard to the Adviser, Distributor or owners of the Funds.  DB, Wachovia, MLPF&S and Ryan/Mergent have no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. DB, Wachovia, MLPF&S and Ryan/Mergent are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. DB, Wachovia, MLPF&S and Ryan/Mergent have no obligation or liability in connection with the administration, marketing or trading of the Funds.

DB, WACHOVIA, MLPF&S AND RYAN/MERGENT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES.  DB, WACHOVIA, MLPF&S AND RYAN/MERGENT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN.  DB, WACHOVIA, MLPF&S AND RYAN/MERGENT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A

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PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DB, WACHOVIA, MLPF&S AND RYAN/MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE UNDERLYING INDICES, EVEN IF DB, WACHOVIA, MLPF&S AND RYAN/MERGENT ARE NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.  Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.  The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions.  The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities.  If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser.  In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned.  However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.  The primary consideration is prompt execution of orders at the most favorable net price.

Purchases and sales of fixed income securities for a Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and the asked prices).

When a Fund purchases a newly issued security at a fixed price, the adviser may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund’s management expenses.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act.  The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust.

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The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.”  The Trust currently is comprised of eighteen funds.  The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund.  Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable.  Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Trust’s Declaration of Trust in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or any Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or any Fund to another entity, or a series or class of another entity, or terminate the Trust or any of Fund.

A Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration of Trust.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust’s Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund or as otherwise determined by the Trustees, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration

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requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Trust’s Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against a Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons.  [As of the date of this statement of additional information, no single person beneficially owns 25% or more of any Fund’s voting securities.]

Book Entry Only System.  The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares.  Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this Statement of Additional Information.  The Board of Trustees will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31.  Form N-PX for the Funds also will be available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Global Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.  The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q.  The Trust will also disclose a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-Q for the Funds will be available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q, when available, may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090.  The Funds’ Form N-Q and Form N-CSR will be available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy.  The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings.  The Board of Trustees of the Trust must approve all material amendments to this policy.  The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of each Fund.  The Trust, the Adviser and                     will not disseminate non-public information concerning the Trust.

Codes of Ethics.  Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”).  The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund.  In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements.  The Codes are on file with the SEC, and are available to the public.

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CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation.  The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business.  As of the date of this Statement of Additional Information, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash.  The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) per each Creation Unit Aggregation constituting a substantial replication of the securities included in the Underlying Index (“Fund Securities”) and an amount of cash (the “Cash Component”) computed as described below.  Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount”.  The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below).  The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” —an amount equal to the market value of the Deposit Securities.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.  If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index.  The Trust intends to require the substitution of an amount of cash— i.e., a “cash in lieu” amount — to replace any Deposit Security of the PowerShares Aggregate Bond Portfolio that is a TBA transaction. The amo0unt of cash contributed will be equivalent to the price for the TBA transaction listed as a Depositary Security. In addition, the Trust reserves the right to permit or require the substitution of a cash in lieu amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.  Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through

27

the Clearing Process (discussed below), will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.  The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations.  To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement.  All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations must be received by the Distributor no later than the closing time of the regular trading session on the               (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form.  In the case of custom orders, including orders for Creation Unit Aggregations of the PowerShares U.S. Aggregate Portfolio and orders requesting substitution of a “cash-in-lieu” amount generally must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date.  A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason.  On days when a listing exchange or the bond markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday), orders to create a Creation Unit Aggregation of the PowerShares Aggregate Bond Portfolio and orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than [11:00 a.m.] Eastern time. In addition, orders to purchase shares of the Aggregate Bond Portfolio will not be accepted on any day when the bond markets are closed. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders” section).  Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

With respect to creation orders for Funds that invest in foreign securities, the Custodian shall cause the sub-custodian for each Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund

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Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust.  Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s).  Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its behalf or another investor’s behalf by the closing time of the regular trading session on the                          on the relevant Business Day.  However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.  Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required.  Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement.  In such cases there may be additional charges to such investor.  At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.  Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.  Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process.  Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders─Domestic.  Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor (for corporate securities).  A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC.  The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.  The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.  However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled.  Upon written notice to the Distributor, such canceled order may be resubmitted

29

the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component.  The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day.  If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom.  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities.  To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.  Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee, as listed below, will be charged in all cases.  The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations.  The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if:  (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders.  Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.  The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person.  The Trust, the Custodian, any sub-custodian

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and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee.  Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day.  An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities).  Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee for each Fund will be $       .  The Maximum Creation/Redemption Transaction Fee for each Fund will be $       .

Redemption of Fund Shares in Creation Units Aggregations─Domestic Funds.  Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day.  A Fund will not redeem Shares in amounts less than Creation Unit Aggregations.  Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the            (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below.  Notwithstanding the foregoing, the Trust intends to require the substitution of a “cash-in-lieu” amount to replace any Fund Security of the PowerShares Aggregate Bond Portfolio that is a TBA transaction. The amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security.  In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

With respect to those funds that invest in foreign securities, redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal

31

restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.]

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee.  A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund.  An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed.  Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.  The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders.  Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant with the ability to transact through the Federal Reserve System that has executed a Participant Agreement.  An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if; (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed.  On days when an Exchange or the bond market closes earlier than normal, the Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders to redeem a Creation Unit Aggregation of the PowerShares Aggregate Bond Portfolio and orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m. Eastern time. In addition, orders to redeem shares of the PowerShares Aggregate Bond Portfolio will not be accepted on any day when the bond markets are closed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be

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secured by the Authorized Participant to deliver the missing shares as soon as possible. Such understanding shall be sercured by the Authorized Participant’s delivery and maintenance of collateral having a value (marked to market daily) at least equal to 105% of the value of the missing shares, which the Adviser may change from time to time. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked to market daily, and that the fees of the Custodian and any relevant sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing Shares or acquire the Deposit Securities and the Cash Component underlying such Shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such Shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust.  Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date.  If, however, a redemption order is submitted to the Custodian by a DTC Participant not later than the Closing Time on the Transmittal Date, but either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date.  In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day that the order is deemed received by the Trust, i.e., the Business Day on which the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit.  In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).  A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.  Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.  An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash.  The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

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Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal  restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

With respect to Funds that invest in foreign securities, a redeeming investor, or Authorized Participant action on behalf of such Beneficial Owner, when taking delivery of shares of Fund Securities upon redemption of shares of the Funds must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

TAXES

Each Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Long-term capital gains of noncorporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of

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dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.  Dividends attributable to interest earned on direct obligations of the U.S. government, however, may be exempt from state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and may give rise to an obligation on the part of the foreign shareholder to file a United States tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

35

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund may be subject to certain taxes imposed by the foreign country or countries in which it invests with respect to dividends, capital gains and interest income.  Under the Internal Revenue Code, if more than 50% of the value of the Fund’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal tax purposes, to treat any foreign country’s income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders.  The Fund expects to qualify for and may make this election.  For any year that the Fund makes such an election, each shareholder will be required to include in its income an amount equal to its allocable share of such taxes paid by the Fund to the foreign government and the shareholder will be entitled, subject to certain limitations, to either deduct its allocable share of such foreign income taxes in computing their taxable income or to use it as a foreign tax credit against U.S. income taxes, if any.  Generally, foreign investors will be subject to an increased U.S. tax on their income resulting from the Fund’s election to “pass-through” amounts of foreign taxes paid by the Fund, and will not be able to claim a credit or deduction with respect to the foreign taxes paid by the Fund treated as having been paid by them.

Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether, pursuant to the election described above, any foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate (i) such shareholder’s portion of the foreign taxes paid to such country and (ii) the portion of the Fund’s dividends and distributions that represents income derived from sources within such country.  The amount of foreign taxes that may be credited against a shareholder’s U.S. federal income tax liability generally will be limited, however, to an amount equal to the shareholder’s U.S. federal income tax rate multiplied by its foreign source taxable income.  For this purpose, the Fund’s gains and losses from the sale of securities, and currency gains and losses, will generally be treated as derived from U.S. sources.  In addition, this limitation must be applied separately to certain categories of foreign source income.  As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of foreign taxes paid by the Fund.  A shareholder’s ability to claim a credit for foreign taxes paid by the Fund may also be limited by applicable holding period requirements.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest,

36

income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including, net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent.  Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV,  provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent.  All valuations are subject to review by the Trust’s Board of Trustees or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value.  Market value generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. Common stocks and other equity securities are valued at the last sales price that day. With respect to those Funds that invest in foreign Securities, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. The Adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  With respect to securities that

37

are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market.  Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies.  Ordinarilly, dividends from net investment income, if any, are declared and paid monthly.  Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares.  Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service.  No reinvestment service is provided by the Trust.  Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions.  Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel.  Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm.                                , serves as the Funds’ independent registered public accounting firm.  They audit the Funds’ financial statements and perform other related audit services.

FINANCIAL STATEMENTS

You may request a copy of the Trust’s Annual Report at no charge by calling 800.983.0903 during normal business hours.

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APPENDIX A

POWERSHARES CAPITAL MANAGEMENT LLC

PROXY AND CORPORATE ACTION VOTING

POLICIES AND PROCEDURES

I.                                         POLICY

PowerShares Capital Management LLC (the “Adviser”) may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”). The Adviser’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

II.                                     PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.                                 PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests. Although many proxy proposals can be voted in accordance with the Adviser’s established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.                                 PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

39

• Manages a pension plan of a company whose management is soliciting proxies;

• Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

• Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser’s other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser’s Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client’s consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.  CLIENT MAINTAINS PROXY VOTING AUTHORITY: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2.  TERMINATED ACCOUNT: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.  LIMITED VALUE: If the Adviser determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a

40

client’s proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client’s account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4.  SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client’s account, the Adviser may recall the security for purposes of voting.

5.  UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.                                     RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.                                 GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.  OPPOSE

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.  Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a.  Proposals to stagger board members’ terms;

b.  Proposals to limit the ability of shareholders to call special meetings;

c.  Proposals to require super majority votes;

d.  Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

41

e.  Proposals regarding “fair price” provisions;

f.  Proposals regarding “poison pill” provisions; and

g.  Permitting “green mail”.

2.  Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.  APPROVE

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1.  Election of directors recommended by management, except if there is a proxy fight.

2.  Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.  Date and place of annual meeting.

4.  Limitation on charitable contributions or fees paid to lawyers.

5.  Ratification of directors’ actions on routine matters since previous annual meeting.

6. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7.  Limiting directors’ liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8.  Eliminate preemptive rights.  Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.  Employee Stock Purchase Plan

10.  Establish 401(k) Plan

C.  CASE-BY-CASE

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.  Director compensation.

42

2.  Eliminate director mandatory retirement policy.

3.  Rotate annual meeting location/date.

4.  Option and stock grants to management and directors.

5.  Proposals to reincorporate into another state.

D.  Special Policy with Respect to the PowerShares Listed Private Equity Portfolio and PowerShares Financial Preferred Portfolio

With respect to the PowerShares Listed Private Equity Portfolio and PowerShares Financial Preferred Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Listed Private Equity Portfolio and the PowerShares Financial Preferred Portfolio in the same proportion as the vote of all other holders of such security.

43

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 24th day of July, 2007.

PowerShares Global Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
Title: H. Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ H. Bruce Bond	President and Chairman	July 24, 2007
H. Bruce Bond

/s/ Bruce Duncan	Chief Financial Officer and Treasurer	July 24, 2007
Bruce Duncan

*/s/ Ronn R. Bagge	Trustee	July 24, 2007
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	July 24, 2007
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	July 24, 2007
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	July 24, 2007
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	July 24, 2007
Donald H. Wilson

*By: /s/ Stuart M. Strauss		July 24, 2007
Stuart M. Strauss
Attorney-In-Fact

POWERSHARES GLOBAL EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)                                  Amended and Restated Declaration of Trust of the Registrant*.

(b)                                 By-laws of the Registrant*.

(c)                                  Not applicable.

(d)

(1)                                  Form of Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC,****.

(e)                                  Not applicable.

(f)                                    Not applicable.

(g)(i)                      Form of Custody Agreement between Registrant and The Bank of New York**.

(g)(ii)                   Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York**.

(h)

a.                                       Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York**.

b.                                      Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York**.

c.                                       Form of Participant Agreement between AIM Distributors, Inc., The Bank of New York and the Participant**.

d.                                      Form of Sublicense Agreement between the Registrant and PowerShares Capital Management LLC**.

(i)

a.                                       Opinion and Consent of Clifford Chance US LLP, with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio*.

b.                                      Opinion and Consent of Bingham McCutchen, LLP, with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio*.

c.                                       Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex Japan Small Portfolio, PowerShares FTSE RAFI Developed Markets ex U.S. Small Portfolio, PowerShares FTSE RAFI Europe Small Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares International Listed Private Equity Portfolio, to be filed by amendment.

d.                                      Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex Japan Small Portfolio, PowerShares FTSE RAFI Developed Markets ex U.S. Small Portfolio, PowerShares FTSE RAFI Europe Small Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares International Listed Private Equity Portfolio, to be filed by amendment.

e.                                       Opinion and Consent of Clifford Chance US LLP, with respect to the PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield USD Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares Aggregate Preferred Portfolio, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

f.                                         Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield USD Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares Aggregate Preferred Portfolio, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

(j)

a.                                       Consent of Independent Registered Public Accounting Firm, with regard to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio***.

b.                                      Consent of Independent Registered Public Accounting Firm, with regard to the PowerShares FTSE RAFI Asia Pacific ex Japan Small Portfolio, PowerShares FTSE RAFI Developed Markets ex U.S. Small Portfolio, PowerShares FTSE RAFI Europe Small Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares International Listed Private Equity Portfolio, to be filed by amendment.

c.                                       Consent of Independent Registered Public Accounting Firm, with regard to the PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield USD Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares Aggregate Preferred Portfolio, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury  Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

(k)                                  Not applicable.

(l)                                     Not applicable.

(m)                               Not applicable.

(n)                                 Not applicable.

(o)                                 Not applicable.

(p)

a.                                       Code of Ethics of the Registrant and PowerShares Capital Management LLC**.

b.                                      Code of Ethics of AIM Distributors, Inc.*.

Other.

(a)                                  Powers of Attorney*.

*                                         Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.

**                                  Incorporated by reference to Pre-Effective Amendment No.1, filed on June 6, 2007.

***                           Incorporated by reference to Post-Effective Amendment No.1, filed on June 13, 2007.

****                    Incorporated by reference to Post-Effective Amendment No.2, filed on July 17, 2007

Item 24.  Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 25.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant’s Declaration of Trust which is filed herewith:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.                                          For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.                                       With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.                                    In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.                                          Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.                                       A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.                                          A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.                                       “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 26.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is included in this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is included in this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 27.  Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is A I M Distributors, Inc. which acts as distributor for the Registrant and the following other funds:

AIM CORE ALLOCATION PORTFOLIO SERIES

Series C

Series M

AIM COUNSELOR SERIES TRUST

AIM Advantage Health Sciences Fund

AIM Floating Rate Fund

AIM Multi-Sector Fund

AIM Structured Core Fund

AIM Structured Growth Fund

AIM Structured Value Fund

AIM EQUITY FUNDS

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Diversified Dividend Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Select Basic Value Fund

AIM FUNDS GROUP

AIM Basic Balanced Fund

AIM European Small Company Fund

AIM Global Value Fund

AIM International Small Company Fund

AIM Mid Cap Basic Value Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM GROWTH SERIES

AIM Basic Value Fund

AIM Conservative Allocation Fund

AIM Global Equity Fund

AIM Growth Allocation Fund

AIM Income Allocation Fund

AIM International Allocation Fund

AIM Mid Cap Core Equity Fund

AIM Moderate Allocation Fund

AIM Moderate Growth Allocation Fund

AIM Moderately Conservative Allocation Fund

AIM Small Cap Growth Fund

AIM INTERNATIONAL MUTUAL FUNDS

AIM Asia Pacific Growth Fund

AIM European Growth Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM International Core Equity Fund

AIM International Growth Fund

AIM INVESTMENT FUNDS

AIM China Fund

AIM Developing Markets Fund

AIM Enhanced Short Bond Fund

AIM Global Health Care Fund

AIM International Bond Fund

AIM Japan Fund

AIM Trimark Endeavor Fund

AIM Trimark Fund

AIM Trimark Small Companies Fund

AIM INVESTMENT SECURITIES FUNDS

AIM Global Real Estate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Municipal Bond Fund

AIM Real Estate Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

AIM SECTOR FUNDS

AIM Energy Fund

AIM Financial Services Fund

AIM Gold & Precious Metals Fund

AIM Leisure Fund

AIM Technology Fund

AIM Utilities Fund

AIM SPECIAL OPPORTUNITIES FUNDS

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM STOCK FUNDS

AIM Dynamics Fund

AIM S&P 500 Index Fund

AIM SUMMIT FUND

AIM TAX-EXEMPT FUNDS

AIM High Income Municipal Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM TREASURER’S SERIES TRUST

Premier Portfolio

Premier Tax-Exempt Portfolio

Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Basic Balanced Fund

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Demographic Trends Fund

AIM V.I. Diversified Dividend Fund

AIM V.I. Diversified Income Fund

AIM V.I. Dynamics Fund

AIM V.I. Financial Services Fund

AIM V.I. Global Equity Fund

AIM V.I. Global Health Care Fund

AIM V.I. Global Real Estate Fund

AIM V.I. Government Securities Fund

AIM V.I. High Yield Fund

AIM V.I. International Core Equity Fund

AIM V.I. International Growth Fund

AIM V.I. Large Cap Growth Fund

AIM V.I. Leisure Fund

AIM V.I. Mid Cap Core Equity Fund

AIM V.I. Money Market Fund

AIM V.I. Small Cap Equity Fund

AIM V.I. Small Cap Growth Fund

AIM V.I. Technology Fund

AIM V.I. Utilities Fund

NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*	REGISTRANT	UNDERWRITER
Gene L. Needles	Director	Director
	Chairman	Chairman
	Chief Executive Officer	Chief Executive Officer

Philip A. Taylor	Director	Director

* The principal business address for all directors and executive officers is AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

Item 28.  Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York.

Item 29.  Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.